File Nos.  333-19173
                                                                     811-05716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ( )
            Pre-Effective Amendment No.                              ( )
            Post-Effective Amendment No.    4                        (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ( )
            Amendment No.    44                                      (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
         (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
                 (Name of Depositor)


     152  West  57th  Street, 18th Floor, New York, New York       10019
     -------------------------------------------------------      --------
     (Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (212) 586-7733

      Name  and  Address  of  Agent  for  Service
      -------------------------------------------
          Eugene  Long
          Preferred  Life  Insurance  Company  of  New  York
          152  West  57th  Street,  18th  Floor
          New  York,  New  York  10019

      Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866



It is proposed that this filing will become  effective:
     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 2000 pursuant to paragraph (b) of Rule 485
     ___ 60 days after  filing  pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

     Individual Immediate Variable Annuity Contracts



                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

ITEM NO.                                                LOCATION
--------                                                --------
                                     PART A

Item 1.   Cover Page..................................  Cover Page

Item 2.   Definitions.................................  Index of Terms

Item 3.   Synopsis or Highlights......................  Summary

Item 4.   Condensed Financial Information.............  Appendix

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies..........  Preferred Life; The
                                                        Separate Account;
                                                        Investment Options

Item 6.   Deductions..................................  Expenses

Item 7.   General Description of Variable
          Annuity Contracts...........................  The Franklin Templeton
                                                        Valuemark Income Plus
                                                        Immediate Variable
                                                        Annuity Contract

Item 8.   Annuity Period..............................  Annuity Payments (The
                                                        Payout Phase)

Item 9.   Death Benefit...............................  Death Benefit

Item 10.  Purchases and Contract Value................  Purchase

Item 11.  Redemptions.................................  Access To Your Money

Item 12.  Taxes.......................................  Taxes

Item 13.  Legal Proceedings...........................  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information......................  Table of Contents
                                                        of the Statement of
                                                        Additional
                                                        Information



ITEM NO.                                                 DEFINITION
--------                                                 ----------
                                     PART B

Item 15.  Cover Page...................................  Cover Page

Item 16.  Table of Contents............................  Table of Contents

Item 17.  General Information and History..............  The Company

Item 18.  Services.....................................  Not Applicable

Item 19.  Purchase of Securities Being Offered.........  Not Applicable

Item 20.  Underwriters.................................  Distributor

Item 21.  Calculation of Performance Data..............  Calculation of
                                                         Performance Data

Item 22.  Annuity Payments.............................  Annuity
                                                         Provisions

Item 23.  Financial Statements.........................  Financial
                                                         Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A

                          THE VALUEMARK(R) INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       AND
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


This prospectus describes the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is offered by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The annuity offers the Variable Options listed below, and a Fixed Payment Option of Preferred Life. Each Variable Option invests in a Portfolio of the corresponding fund listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Payment Option).

VARIABLE OPTIONS:

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST# :

Franklin  Global  Communications  Securities  Fund
Franklin  Growth  and Income Securities  Fund
Franklin  High Income Fund
Franklin  Income  Securities  Fund
Franklin  Large Cap Growth  Securities  Fund
Franklin Money Market Fund
Franklin Real Estate Fund
Franklin  Rising  Dividends  Securities Fund
Franklin Small Cap Fund
Franklin Value  Securities  Fund
Mutual  Discovery  Securities  Fund
Mutual Shares  Securities  Fund
Templeton  Asset  Strategy Fund
Templeton  Developing Markets Securities Fund
Templeton Growth Securities Fund
Templeton International Securities Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Securities Fund

# Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.

To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page 24 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


THE VALUEMARK INCOME PLUS IMMEDIATE VARIABLE ANNUITY CONTRACTS:

O        ARE NOT BANK DEPOSITS
O        ARE NOT FEDERALLY INSURED
O        ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
O        ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.



Dated: May 1, 2000

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Index of Terms                                    4

Summary                                           5

Fee Table                                         7

 1. The Valuemark Income Plus
    Immediate Variable Annuity Contract          11

 2. Ownership                                    11
    Contract Owner/Annuitant                     11
    Joint Owner/Joint Annuitant                  11
    Beneficiary                                  12
    Assignment                                   12

 3. Annuity Payments (The Payout Phase)          12
    Income Date                                  12
    Annuity Payments                             12
    Assumed Investment Return                    13
    Annuity Options                              13

 4. Purchase                                     14
    Purchase Payment                             14
    Allocation of Purchase Payment               14
    Free Look                                    14
    VIP Units                                    14

 5. Investment Options                           15
    Transfers                                    16
      Telephone Transfers                        17
    Voting Privileges                            17
    Substitution                                 17

 6. Expenses                                     17
    Insurance Charges                            17
      Mortality and Expense Risk Charge          17
      Administrative Expense Charge              17
    Commutation Fee                              17
    Income Taxes                                 18
    Portfolio Expenses                           18

 7. Taxes                                        18
    Annuity Contracts in General                 18
    Qualified and Non-Qualified Contracts        18
    Liquidations - Non-Qualified Contract        19
    Liquidations - Qualified Contracts           19
    Diversification                              20

 8. Access to Your Money                         20
    Suspension of Payments or Transfers          21

 9. Performance                                  21

10. Death Benefit                                22
      Death of Beneficiary                       22

11. Other Information                            22
    Preferred Life                               22
    The Separate Account                         22
    Distribution                                 23
    Administration                               23
    Financial Statements                         23

Table of Contents of the Statement of
Additional Information                           23

Appendix A - Illustration of Annuity Income      24

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical terms used, which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                  Page                                    Page

Annuitant                           11        Joint Annuitant               11

Annuity Calculation Date            14        Joint Owner                   11

Annuity Options                     13        Non-Qualified                 18

Annuity Payments                    12        Payout Phase                  12

Annuity Unit                        15        Portfolios                    15

Assumed Investment Return (AIR)     13        Purchase Payment              14

Beneficiary                         12        Qualified                     18

Contract                            11        Tax Deferral                  18

Contract Owner                      11        Total Liquidation Value       21

Fixed Payment Option                11        Variable Option               11

Income Date                         12        VIP Unit                      14

SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE IMMEDIATE VARIABLE ANNUITY CONTRACT:

The annuity contract (Contract) offered by Preferred Life provides a means for investing in an immediate variable annuity Contract in both Variable Options and the Preferred Life Fixed Payment Option (referred to in the Contract as the "Fixed Account"). In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.

ANNUITY PAYMENTS:

When you buy the Contract, you select an Income Date. You can start to receive regular income from your annuity by choosing an Annuity Option. Under most Annuity Options, you can choose whether to receive your Annuity Payments as a variable payout, a fixed payout, or both. If you choose to have any part of your Annuity Payments come from the Variable Options, the dollar amount of your Annuity Payments may go up or down based on the performance of the Portfolios.

PURCHASE:

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can receive Annuity Payments from the Preferred Life Fixed Payment Option. Your income will fluctuate up or down based on the Portfolios' performance. No minimum payment amount is guaranteed. You can make transfers between the Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options.

EXPENSES:

The Contract has insurance features and investment features, and there are costs related to each.

Preferred Life deducts a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. Preferred Life also deducts an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option.

Certain Annuity Options allow liquidations (withdrawals). If you take money out of the Contract, Preferred Life will assess a commutation fee which is a percentage against the amount liquidated (withdrawn). If you choose Annuity Options 2 or 4, you may make a partial liquidation. A commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. If you choose Annuity Option 6, you may make a full or partial liquidation. A commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply.

You currently can make as many transfers as you want each year. Preferred Life may limit this in the future. However, you will always be allowed at least 12 transfers each year.

There are also annual portfolio operating expenses, which vary depending upon the Variable Options you select. In 1999, these expenses ranged from 0.49% to 1.56% of the average daily value of the Portfolios.

TAXES:

Your earnings are not taxed until you take them out. If the Contract is tax-qualified, the entire payment may be taxable. If you make a partial liquidation, the earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take the money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

Generally, you may not make liquidations (withdrawals) from your Contract. However, under certain circumstances, you may make one liquidation each Contract year after the Income Date if you selected Annuity Options 2, 4 or 6. Liquidations made after the Income Date may be subject to a commutation fee. You may also have to pay income tax and a tax penalty on any money taken out. PARTIAL LIQUIDATIONS ARE NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

DEATH BENEFIT:

If you die before the Income Date and there is no Joint Annuitant, the Contract will be treated as if it had never been issued. We will return your Purchase Payment to your estate. If you have chosen an Annuity Option with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

        VIP Service Center
        P.O. Box 30343
        Tampa, Florida 33630-3343
        1-800-774-5001

Beginning June 1, 2000, all questions about your Contract should be directed to us at:

        USAllianz Service Center
        c/o PNC Bank
        P.O. Box 820497
        Philadelphia, Pennsylvania 19182-0497
        1-800-336-0320

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.


We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income.

CONTRACT OWNER TRANSACTION FEES


Commutation Fee*
(as a percentage of the amount taken out [liquidated])


                    Contract Year             Charge
                    --------------------------------
                          1                      5%
                          2                      5%
                          3                      4%
                          4                      3%
                          5                      2%
                  6 (& thereafter)               1%

* After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year.


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily account value)


Mortality and Expense Risk Charge             1.25%
Administrative Expense Charge                  .15%
                                              -----
Total Separate Account Annual Expenses        1.40%


FUND ANNUAL EXPENSES
(as a percentage of the Portfolios' average daily net assets).  See the accompanying fund prospectus for more information.

                                                         Management
                                                       and Portfolio            Other       Total Annual
                                                    Administration Fees1      Expenses        Expenses
                                                    ----------------------------------------------------
Franklin Global Communications Securities Fund              .48%                .03%             .51%
Franklin Growth and Income Securities Fund                  .47%                .02%             .49%
Franklin High Income Fund                                   .51%                .03%             .54%
Franklin Income Securities Fund                             .48%                .02%             .50%
Franklin Large Cap Growth Securities Fund2                  .75%                .02%             .77%
Franklin Money Market Fund                                  .52%                .01%             .53%
Franklin Real Estate Fund                                   .56%                .02%             .58%
Franklin Rising Dividends Securities Fund                   .73%                .02%             .75%
Franklin Small Cap Fund3                                    .55%                .27%             .82%
Franklin Value Securities Fund                              .60%                .21%             .81%
Mutual Discovery Securities Fund                            .80%                .21%            1.01%
Mutual Shares Securities Fund2                              .60%                .19%             .79%
Templeton Asset Strategy Fund3                              .60%                .18%             .78%
Templeton Developing Markets Securities Fund3              1.25%                .31%            1.56%
Templeton Growth Securities Fund2                           .83%                .05%             .88%
Templeton International Securities Fund3                    .69%                .19%             .88%
Templeton International Smaller Companies Fund              .85%                .26%            1.11%
Templeton Pacific Growth Securities Fund                   1.00%                .08%            1.08%
--------------------------------------------------------------------------------------------------------

1.   The Portfolio Administration Fee is a direct expense for the Franklin Small Cap Fund, the Franklin
     Value Securities Fund, the Mutual  Discovery  Securities Fund, the Mutual Shares  Securities Fund,
     the Templeton Asset Strategy Fund, the Templeton Developing Markets Securities Fund, the Templeton
     International  Securities  Fund, and the Templeton  International  Smaller  Companies Fund.  Other
     Portfolios  of Franklin  Templeton  Variable  Insurance  Products  Trust pay for similar  services indirectly  through the Management Fee. See the Franklin  Templeton  Variable  Insurance  Products
     Trust prospectus for further information regarding these fees.

2.   On 2/8/00, a merger and  reorganization was approved that combined the fund with a similar fund of
     Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99,  and not the assets of the combined fund.  However, if the table reflected  combined assets,  the fund's Management Fees, Other Expenses,  and Total Fund Operating
     Expenses after 5/1/00 would be estimated as: 0.75%, 0.02%, and 0.77% respectively for the Franklin
     Large Cap Growth  Securities  Fund;  0.60%,  0.19%,  and 0.79%  respectively for the Mutual Shares
     Securities  Fund; and 0.80%,  0.05%, and 0.85%  respectively  for the Templeton Growth  Securities
     Fund.

3.   On 2/8/00,  shareholders approved a merger and reorganization that combined the assets of the fund with a similar  fund of the  Templeton  Variable  Products  Series  Fund,  effective  5/1/00.  The shareholders  of the fund had  approved new  management  fees,  which apply to the  combined  fund effective 5/1/00.  The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets,  the fund's Management Fees, Other Expenses,  and Total Fund
     Operating  Expenses after 5/1/00 would be estimated as: 0.55%,  0.27%, and 0.82%  respectively for the Franklin Small Cap Fund;  1.25%,  0.29%, and 1.54%  respectively for the Templeton  Developing
     Markets  Securities Fund;  0.60%,  0.14%, and 0.74%  respectively for the Templeton Asset Strategy
     Fund; and 0.65%, 0.20%, and 0.85% respectively for the Templeton International Securities Fund.


EXAMPLES

o    The examples below should not be considered a representation of past or future expenses.
     Actual expenses may be greater or less than those shown.

o    The examples  assume you invested  $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed Investment Return.


o    For  additional  information,  see  Section 5 -  "Expenses"  and the  accompanying  fund prospectus.


You would pay the following expenses on a $1,000  investment,  assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:

                                                     1 Year     3 Years     5 Years   10 Years
-----------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund         $64        $82         $90        $125

Franklin Growth and Income Securities Fund             $64        $81         $89        $124

Franklin High Income Fund                              $65        $82         $91        $126

Franklin Income Securities Fund                        $64        $81         $89        $124

Franklin Large Cap Growth Securities Fund              $67        $88         $99        $140

Franklin Money Market Fund                             $65        $82         $90        $126

Franklin Real Estate Fund                              $65        $83         $92        $129

Franklin Rising Dividends Securities Fund              $67        $87         $98        $139

Franklin Small Cap Fund                                $67        $89        $101        $143

Franklin Value Securities Fund                         $67        $89        $101        $142

Mutual Discovery Securities Fund                       $69        $94        $108        $153

Mutual Shares Securities Fund                          $67        $88        $100        $141

Templeton Asset Strategy Fund                          $67        $88        $100        $140

Templeton Developing Markets Securities Fund           $73       $106        $127        $182

Templeton Growth Securities Fund                       $68        $90        $103        $146

Templeton International Securities Fund                $68        $90        $103        $146

Templeton International Smaller Companies Fund         $70        $96        $112        $159

Templeton Pacific Growth Securities Fund               $69        $95        $111        $157
----------------------------------------------------------------------------------------------


You would pay the following expenses on a $1,000  investment,  assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

                                                     1 Year     3 Years     5 Years    10 Years
-----------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund         $18        $49         $76        $121

Franklin Growth and Income Securities Fund             $17        $49         $75        $120

Franklin High Income Fund                              $18        $50         $77        $123

Franklin Income Securities Fund                        $18        $49         $76        $121

Franklin Large Cap Growth Securities Fund              $20        $56         $86        $136

Franklin Money Market Fund                             $18        $50         $77        $122

Franklin Real Estate Fund                              $18        $51         $79        $125

Franklin Rising Dividends Securities Fund              $20        $55         $85        $135

Franklin Small Cap Fund                                $20        $57         $88        $139

Franklin Value Securities Fund                         $20        $57         $87        $139

Mutual Discovery Securities Fund                       $22        $62         $95        $150

Mutual Shares Securities Fund                          $20        $56         $87        $137

Templeton Asset Strategy Fund                          $20        $56         $86        $137

Templeton Developing Markets Securities Fund           $27        $75        $114        $179

Templeton Growth Securities Fund                       $21        $58         $90        $143

Templeton International Securities Fund                $21        $58         $90        $143

Templeton International Smaller Companies Fund         $23        $64         $99        $155

Templeton Pacific Growth Securities Fund               $23        $63         $97        $154
-----------------------------------------------------------------------------------------------

1. THE VALUEMARK INCOME PLUS
IMMEDIATE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------


This prospectus describes an immediate variable annuity contract (Contract) with a Fixed Payment Option offered by Preferred Life.


An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment. This is called the Income Date.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.


The Contract is called a variable annuity because you can choose among 18 Variable Options, and depending upon market conditions, your payments can go up or down based on the Portfolios' investment performance. The Portfolios are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. Your payments may go up or down based on the investment performance of the Portfolio(s) you select.

The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option offers an interest rate that is guaranteed by Preferred Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Preferred Life. Any portion of your Purchase Payment allocated to the Fixed Payment Option will be temporarily allocated to the Franklin Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract.


We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.

2. OWNERSHIP
--------------------------------------------------------------------------------

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.

JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Preferred Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT THE CONTRACT AS IF WE NEVER ISSUED IT AND WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.

3. ANNUITY PAYMENTS
  (THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that your Annuity Payments begin the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS


Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Variable Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options.


If you choose to receive variable payments, we determine the amount of your first variable payment based on:

1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment);

2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6);

3) the Assumed Investment Return (AIR), a benchmark you select, and

4) the Annuity Option you select.


We credit your Contract with a fixed number of Annuity Units for each Variable Option you select. We do this by allocating the first payment amount among the Variable Options according to your instructions, and dividing the amount allocated to each Variable Option by the Annuity Unit value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer.


After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark.

You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually).

The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 5% or 3% AIR. If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you chose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you chose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Preferred Life agrees to provide it.

OPTION 1. LIFE ANNUITY. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make to the Joint Annuitant can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.


OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected specified period, we will continue to make Annuity Payments to the Beneficiary for the rest of the specified period. This option can only be elected as a variable payout. OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.


After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 59 1/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 59 1/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 70 1/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.

4.  PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into in the Contract. The minimum payment Preferred Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. We will not issue a Contract if either the Annuitant or the Joint Annuitant is over age 90.

This product is not designed for market timers.

ALLOCATION OF PURCHASE PAYMENT


When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Variable Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Payment Option, we will temporarily allocate it to the Franklin Money Market Fund. It will be moved to the Fixed Payment Option on the day that we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.

Currently, you may invest in 10 investment choices at any one time (which includes the Variable Options and the Fixed Payment Option). We may, in the future, limit the number of Variable Options that you may invest in at one time.


Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

FREE LOOK


If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it. You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid. If you have purchased the Contract as an IRA, we are required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it. If that is the case, we reserve the right to allocate your Purchase Payment to the Franklin Money Market Fund for 15 days after we receive it. At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Option(s) you have selected.


VIP UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.


Every business day we determine the value of a VIP Unit for each Variable Option by multiplying the VIP Unit value for the previous period by a factor for the current period. The factor is determined by:

1. dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2. multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:


On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units.

5. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers Variable Options, which invest in Portfolios of Franklin Templeton Variable Insurance Products Trust. The Contract also offers a Fixed Payment Option of Preferred Life. Additional Portfolios may be available in the future.

You should read the accompanying fund prospectus (which is attached to this prospectus) carefully before investing.

Franklin Templeton Variable Insurance Products Trust is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

Investment advisers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited , and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Portfolios have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.


The following is a list of the Portfolios available under the Contract and the investment adviser for each Portfolio:

Available Portfolios                                         Investment Advisers
------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Global Communications Securities Fund               Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund                   Franklin Advisers, Inc.
Franklin High Income Fund                                    Franklin Advisers, Inc.
Franklin Income Securities Fund                              Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                    Franklin Advisers, Inc.
Franklin Money Market Fund                                   Franklin Advisers, Inc.
Franklin Real Estate Fund                                    Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                    Franklin Advisory Services, LLC
Franklin Small Cap Fund                                      Franklin Advisers, Inc.
Franklin Value Securities Fund                               Franklin Advisory Services, LLC
Mutual Discovery Securities Fund (capital appreciation)      Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund (capital appreciation          Franklin Mutual Advisers, LLC
  with income as a secondary goal)
Templeton Asset Strategy Fund                                Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund                 Templeton Asset Management Ltd.
Templeton Growth Securities Fund                             Templeton Global Advisors Limited
Templeton International Securities Fund                      Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund               Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund                     Franklin Advisers, Inc.

Shares of the Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies, which may or may not be affiliated with Preferred Life. Certain Portfolios may also be sold directly to Qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Preferred Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.


Transfers

You can transfer money among the Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options.


Preferred Life currently allows you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 12 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if the Portfolio would be potentially adversely affected.


The following applies to any transfer:

1. You cannot make transfers during the free look period.

2. Your request for a transfer must clearly state which Variable Options or the Fixed Payment Option is involved in the transfer.

3. Your request for a transfer must clearly state how much the transfer is for.

4. You cannot make a transfer if it would cause any Variable Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

TELEPHONE TRANSFERS

You can make transfers by telephone. If you own the Contract with a Joint Owner, we will accept instructions from either one of you unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

VOTING PRIVILEGES

We are the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION


Preferred Life may substitute one of the Variable Options you have selected with another Variable Option. We will not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.


6. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative charge.


MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).


ADMINISTRATIVE EXPENSE CHARGe. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of a Variable Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

                CONTRACT YEAR            CHARGE
                -------------------------------
                      1                    5%
                      2                    5%
                      3                    4%
                      4                    3%
                      5                    2%
              6 (& thereafter)             1%



After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year. OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.


INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, it is not making any such deductions.

PORTFOLIO EXPENSES


There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectus.


7. TAXES
--------------------------------------------------------------------------------

NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Preferred Life has included an additional discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.


Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract --Qualified or Non-Qualified (see following sections).


QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

LIQUIDATIONS - NON-QUALIFIED CONTRACTS

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a surrender or as Annuity Payments. When you make a surrender from your Contract, you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income. If the value of your Contract exceeds your Purchase Payment, any surrenders will be included in taxable income to the extent of earnings in your Contract.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 591/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5) paid as annuity payments under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.


The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the annuity payments made before and after the withdrawal under the requirement that all immediate annuity payments must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to your attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Preferred Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of Annuity Payments received before or after a withdrawal and Preferred Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal). PARTIAL LIQUIDATIONS ARE NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.


LIQUIDATIONS - QUALIFIED CONTRACTS

If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRA's, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:

(a)distributions made on or after the date you reach of age 59 1/2;

(b)distributions following your death or disability (for this purpose disability is as defined in Section 72(m)(7) of the Code);

(c)distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d)distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;


(e)distributions made on account of an IRS levy upon the Qualified Contract;


(f)distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(g)distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(h)distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first Annuity Payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of Annuity Payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Preferred Life will not transfer or pay such amounts to another IRA or tax qualified plan.

DIVERSIFICATION


The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Portfolios of Franklin Templeton Variable Insurance Products Trust are being managed so as to comply with the requirements.


Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

8. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

If you have chosen Annuity Options 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.

Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Variable Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value.(Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Variable Options) to the end of the period certain commuted at the AIR, less a commutation fee. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Preferred Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. PARTIAL
LIQUIDATIONS ARE NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee. Preferred Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Preferred Life will require you to return your Contract before we pay the entire commuted value. CURRENTLY, ANNUITY OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY LIQUIDATION YOU MAKE.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares are not reasonably practicable or we cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

9. PERFORMANCE
--------------------------------------------------------------------------------


We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a VIP Unit by dividing the increase (decrease) for that unit by the value of the VIP Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Portfolios. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised - see the accompanying fund prospectus for more information. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Option invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.


We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Portfolios.

10. DEATH BENEFIT
--------------------------------------------------------------------------------

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT YOUR CONTRACT AS IF WE HAD NEVER ISSUED IT. WE WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from the state.

DEATH OF BENEFICIARY

Unless you tell us otherwise, any amount payable after your death and that of any Joint Annuitant will be payable:


1. in equal shares to the surviving Beneficiaries;

2. if no Beneficiary is living, payment will be made in equal shares to any surviving contingent Beneficiaries;


3. if there is no surviving Beneficiary or contingent Beneficiary, payment will be made to your estate.

11. OTHER INFORMATION
--------------------------------------------------------------------------------

PREFERRED LIFE


Preferred Life Insurance Company of New York (Preferred Life) is a stock life insurance company organized under the laws of the State of New York. Preferred Life is authorized to do business in six states, including New York, and the District of Columbia. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life). Allianz Life, 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.


THE SEPARATE ACCOUNT

Preferred Life established a separate account named Preferred Life Variable Account C (Separate Account). The Separate Account holds the assets that underlie the Contracts (except assets allocated to the Fixed Payment Option). Preferred Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.

The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Preferred Life may issue.

DISTRIBUTION


USAllianz Investor Services, LLC (formerly, NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contract. USAllianz Investor Services, LLC is a wholly-owned subsidiary of Allianz Life and an affiliate of Preferred Life.


Commissions   will  be  paid  to   broker-dealers   who  sell   the   Contracts.
Broker-dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment.

ADMINISTRATION

We have hired Templeton Funds Annuity Company (in California, doing business as "Templeton Funds Life & Annuity Insurance Company") (VIP Service Center) to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records. Templeton Funds Annuity Company has entered into a reinsurance agreement with us regarding certain risks under the Contracts.


Effective June 1, 2000,  Delaware Valley Financial  Services,  Inc. (DVFS),  300
Berwyn  Park,   Berwyn,   Pennsylvania,   will  take  over  performing   certain
administrative services regarding the Contracts.


FINANCIAL STATEMENTS

The consolidated financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Company                                          2


Experts                                          2

Legal Opinions                                   2

Distributor                                      2

Calculation of Performance Data                  2

Federal Tax Status                               5

Annuity Provisions                               9

Financial Statements                            10

APPENDIX A
--------------------------------------------------------------------------------


ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return. Preferred Life does not guarantee that the Contract will earn these returns for any one-year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.


Your variable annuity income may be more or less than the income shown if the actual returns of the Portfolios you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Portfolios you choose, how long you live and the Annuity Option you choose.


Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR.

There are two illustrations. The first is based on a 3% AIR, and the second is based on a 5% AIR.


The income amounts shown reflect the deduction of all fees and expenses. Actual Portfolio fees and expenses will vary from year to year and from Portfolio to Portfolio. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Portfolio will incur expenses at an average annual rate of 0.79% of the average daily net assets of the Portfolio. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.17%, 3.70% and 9.57%, respectively.


                                         VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                  John Doe                                  ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:              1/1/1931                                  EFFECTIVE DATE:                   12/1/2000
ANNUITY INCOME OPTION:      Single Life Annuity                       FIRST ANNUITY INCOME DATE:        1/1/2001
PREMIUM TAX:                0%                                        FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                      ASSUMED INVESTMENT RETURN:        3%


The amount of monthly  variable  annuity  income  shown in the table below and the graph that  follows  assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment  performance of the  Portfolio(s)  you choose.  The variable  annuity income can go up or down. No minimum dollar amount of variable  annuity income is guaranteed.  The amounts shown are based on a 3% AIR. Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).


                                             MONTHLY ANNUITY PAYMENTS
                                       ANNUAL RATE OF RETURN BEFORE EXPENSES:            0%          6%        12%
Annuity Income Date           Age      ANNUAL RATE OF RETURN AFTER EXPENSES:         -2.17%       3.70%      9.57%
-------------------------------------------------------------------------------------------------------------------
January 1, 2001               70                                                       $622        $625       $628
January 1, 2002               71                                                        591         629        668
January 1, 2003               72                                                        561         634        711
January 1, 2004               73                                                        533         638        756
January 1, 2005               74                                                        506         642        804
January 1, 2010               79                                                        391         664      1,096
January 1, 2015               84                                                        302         687      1,493
January 1, 2020               89                                                        234         711      2,034
January 1, 2025               94                                                        181         736      2,772


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.


                           Monthly Payment Amount
           ----------------------------------------------------------
               -2.17%               3.70%               9.57%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
Year       After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------
 1             $ 622               $ 625               $ 628
 2               591                 629                 668
 3               561                 634                 711
 4               533                 638                 756
 5               506                 642                 804
 6               481                 647                 856
 7               457                 651                 910
 8               434                 655                 968
 9               412                 660               1,030
10               391                 664               1,096
11               372                 669               1,166
12               353                 673               1,240
13               335                 678               1,319
14               318                 683               1,404
15               302                 687               1,493
16               287                 692               1,588
17               273                 697               1,690
18               259                 702               1,798
19               246                 706               1,912
20               234                 711               2,034
21               222                 716               2,164
22               211                 721               2,302
23               200                 726               2,449
24               190                 731               2,606
25               181                 736               2,772


                                         VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                  John Doe                                  ANNUITY PURCHASE AMOUNT:          $100,000
DATE OF BIRTH:              1/1/1931                                  EFFECTIVE DATE:                   12/1/2000
ANNUITY INCOME OPTION:      Single Life Annuity                       FIRST ANNUITY INCOME DATE:        1/1/2001
PREMIUM TAX:                0%                                        FREQUENCY OF ANNUITY INCOME:      Monthly
                                                                      ASSUMED INVESTMENT RETURN:        5%


The amount of monthly  variable  annuity  income  shown in the table below and the graph that  follows  assumes a constant annual investment return. The amount of variable annuity income that you actually receive will depend on the investment  performance of the  Portfolio(s)  you choose.  The variable  annuity income can go up or down. No minimum dollar amount of variable  annuity income is guaranteed.  The amounts shown are based on a 5% AIR. Income will remain constant at $743 per month when the net rate of return after expenses is 5% (annually).


                                             MONTHLY ANNUITY PAYMENTS
                                       ANNUAL RATE OF RETURN BEFORE EXPENSES:            0%          6%        12%
Annuity Income Date           Age      ANNUAL RATE OF RETURN AFTER EXPENSES:         -2.17%       3.70%      9.57%
-------------------------------------------------------------------------------------------------------------------
January 1, 2001               70                                                       $739        $742       $746
January 1, 2002               71                                                        688         733        779
January 1, 2003               72                                                        641         724        812
January 1, 2004               73                                                        597         715        848
January 1, 2005               74                                                        557         706        885
January 1, 2010               79                                                        391         664      1,095
January 1, 2015               84                                                        274         624      1,355
January 1, 2020               89                                                        193         586      1,677
January 1, 2025               94                                                        135         551      2,075


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.


                            Monthly Payment Amount
           ----------------------------------------------------------
               -2.17%               3.70%               9.57%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
Year       After Expenses      After Expenses       After Expenses
---------------------------------------------------------------------
 1             $ 739               $ 742               $ 746
 2               688                 733                 779
 3               641                 724                 812
 4               597                 715                 848
 5               557                 706                 885
 6               519                 698                 923
 7               483                 689                 963
 8               450                 680               1,005
 9               420                 672               1,049
10               391                 664               1,095
11               364                 656               1,143
12               339                 647               1,192
13               316                 639               1,244
14               295                 632               1,298
15               274                 624               1,355
16               256                 616               1,414
17               238                 608               1,476
18               222                 601               1,540
19               207                 593               1,607
20               193                 586               1,677
21               180                 579               1,750
22               167                 572               1,826
23               156                 565               1,906
24               145                 558               1,989
25               135                 551               2,075


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   May 1, 2000


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019.(800)542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2000 AND AS MAY BE AMENDED FROM TIME TO TIME.


Table of Contents
Contents                                         Page
-----------------------------------------------------
Company                                             2
Experts                                             2
Legal Opinions                                      2
Distributor                                         2
Calculation of Performance Data                     2
Federal Tax Status                                  5
Annuity Provisions                                  9
Financial Statements                                9






                                                                PVIP SAI 05/2000

Company
--------------------------------------------------------------------------------

Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.


Experts
--------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of and for the year ended December 31, 1999, included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


Legal Opinions
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC (formerly, NALAC Financial Plans, LLC), an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.


Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time,  the  Company  may  advertise  the  performance  data for the
Variable Options in sales literature, advertisements and personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of a VIP Unit based on the performance of a Variable Option over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the VIP Unit Value at the beginning of the period.

Any such performance data will include total return figures for the one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual VIP Unit values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV

where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.


Yield

The Franklin Money Market Fund. The Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one VIP Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such VIP Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)

For the seven-day period ending on 12/31/99, the Franklin Money Market Fund had a current yield of 4.31% and an effective yield of 4.40%.

Other Variable Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications for the other Variable Options. Each Variable Option (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per VIP Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the VIP Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                  --------------------
                                          Cd

where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b = expenses accrued for the period (net of  reimbursements);

c = the average daily number of VIP Units outstanding during the period;

d = the maximum  offering price per VIP Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. The Company does not currently advertise yield information for any Variable Option (other than the Franklin Money Market Fund).

Performance Ranking

Total return information for the Variable Options and the Portfolios may be compared to relevant indices, including U.S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS. From time to time, evaluation of performance by independent sources may also be used.

Performance Information

Total returns reflect all aspects of a Variable Option's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Variable Option's value over the period.

The Portfolios have been in existence for some time and have investment performance history. In order to show how investment performance of the Portfolios affects VIP Unit values, the following performance information was developed. The inception dates of the Portfolios pre-date the inception dates of the corresponding Variable Options of the Separate Account. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.

Effective May 1, 2000, the Templeton International Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton International Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton International Equity Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Developing Markets Equity Fund. The performance shown in the charts below reflects the historical performance of the Templeton Developing Markets Equity Fund. Effective May 1, 2000, the Templeton Asset Strategy Fund (a fund of Templeton Variable Series Fund) merged into the Templeton Global Asset Allocation Fund. The performance shown in the charts below reflects the historical performance of the Templeton Global Asset Allocation Fund.


Standardized Total Return

Average Annual Total Return for the period ended December 31, 1999

                                           Inception       One          Three          Five          Ten         Since
Variable Option                              Date          Year         Years          Years        Years      Inception
------------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities  1/24/89        37.48%        23.51%         20.84%      12.48%       13.23%
Franklin Growth and Income Securities      1/24/89        -0.30%        10.29%         14.62%       9.89%        9.18%
Franklin High Income                       1/24/89        -1.46%         2.56%          7.43%       7.63%        6.97%
Franklin Income Securities                 1/24/89        -3.18%         3.86%          8.21%       8.47%        8.46%
Franklin Large Cap Growth Securities        5/1/96        29.82%        21.57%             NA          NA       21.16%
Franklin Money Market                      1/24/89         3.30%         3.61%          3.76%       3.40%        3.69%
Franklin Real Estate                       1/24/89        -7.45%        -3.32%          6.52%       7.51%        7.20%
Franklin Rising Dividends Securities       1/27/92       -10.96%         7.19%         14.05%          NA        8.32%
Franklin Small Cap                         11/1/95        94.20%        29.97%             NA          NA       28.41%
Franklin Value Securities                   5/1/98         0.24%            NA             NA          NA      -14.26%
Mutual Discovery Securities                11/8/96        22.04%        10.41%             NA          NA       10.53%
Mutual Shares Securities                   11/8/96        11.83%         8.62%             NA          NA        9.33%
Templeton Asset Strategy                    5/1/95         6.03%         4.81%             NA          NA        8.13%
Templeton Developing Markets Securities    3/15/94        52.49%         1.99%          5.21%          NA        3.47%
Templeton Growth Securities                3/15/94        19.36%        12.81%         13.80%          NA       12.17%
Templeton International Securities         1/27/92        24.87%        12.70%         13.61%          NA       11.09%
Templeton International Smaller Companies   5/1/96        22.18%         0.88%             NA          NA        3.74%
Templeton Pacific Growth Securities        1/27/92        35.12%        -9.92%         -3.14%          NA        1.11%

The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be  considered as a  representation  of what an investment  may earn or what a Contract  Owner's total return may be in any future period.

Annuity Income

Periodic annuity income amounts may be illustrated using the historical performance of the Portfolios, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.


Federal Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includable in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of Franklin Templeton Variable Insurance Products Trust underlying the Contracts will be managed by the advisers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

Tax Treatment of Distributions -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions -IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

Qualified Plans

The Contracts offered by this Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts.

IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

Tax Treatment of Distributions - IRA Contracts

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; (g) distributions made on account of an IRS levy upon the Qualified Contract; and (h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

(1) are not predetermined as to dollar amount; and

(2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account.

Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Unisex Annuity Tables are utilized by the Company. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Annuity Calculation Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. For each Sub-Account, the fixed number of Annuity Units is multiplied by the Annuity Unit value on each subsequent annuity payment date. This result is the dollar amount of the payment for each Sub-Account.

3. The total dollar amount of each Variable Annuity variable payout is the sum of all Sub-Account Variable Annuity payments.

Fixed Annuity Payout

Annuity payments from the Fixed Payment Option will be equal payments unless otherwise specified by the Annuity Option selected.


Financial Statements
--------------------------------------------------------------------------------

The audited financial statements of the Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999 are also included herein.

                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       of
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                              Financial Statements
                                December 31, 1999

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

INDEPENDENT AUDITORS' REPORT


The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:



We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.





                                           KPMG LLP





Minneapolis, Minnesota
February 4, 2000

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
December 31, 1999
(In thousands)
                                                               ALGER      ALGER      FRANKLIN GLOBAL FRANKLIN     FRANKLIN  FRANKLIN
                                                     AIM     AMERICAN   AMERICAN     COMMUNICATIONS GLOBAL HEALTH GROWTH AND  HIGH
                                                  VI GROWTH   GROWTH LEVERAGED ALLCAP  SECURITIES  CARE SECURITIES INCOME    INCOME
                                                     FUND      FUND       FUND             FUND        FUND         FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM VI Growth Fund,
   12 shares, cost $389                             $401          -          -                 -           -            -         -
  Alger American Growth Fund,
   7 shares, cost $459                                 -        479          -                 -           -            -         -
  Alger American Leveraged AllCap Fund,
   4 shares, cost $221                                 -          -        225                 -           -            -         -
  Franklin Global Communications Securities Fund,
   3,303 shares, cost $56,564                          -          -          -            82,114           -            -         -
  Franklin Global Health Care Securities Fund,
   66 shares, cost $612                                -          -          -                 -         652            -         -
  Franklin Growth and Income Fund,
   4,791 shares, cost $79,903                          -          -          -                 -           -       85,186         -
  Franklin High Income Fund,
   2,839 shares, cost $36,092                          -          -          -                 -           -            -    27,996
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  401        479        225            82,114         652       85,186    27,996
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                      -          -          -              (23)           3            3        3
 Accrued mortality and expense risk charges
   - Valuemark IV                                      -          -          -                5            2            5        5
 Accrued administrative charges - Valuemark II         -          -          -               (3)           -            1        -
 Accrued administrative charges - Valuemark IV         -          -          -                1            -            1        1
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                               -          -          -              (20)           5           10        9
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                   $401        479        225            82,134         647       85,176    27,987
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II     397        391        225            81,263         450       83,242    26,674
 Contracts in accumulation period - Valuemark IV       4         88          -               792         197        1,929     1,313
 Contracts in annuity payment period (note 2)          -          -          -                79           -            5         -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity                $401        479        225             82,134        647       85,176    27,987
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                  FRANKLIN FRANKLIN LARGE  FRANKLIN   FRANKLIN     FRANKLIN   FRANKLIN      FRANKLIN
                                                   INCOME   CAP GROWTH      MONEY  NATURAL RESOURCES REAL  RISING DIVIDENDS S&P 500
                                                 SECURITIES  SECURITIES     MARKET   SECURITIES     ESTATE    SECURITIES     INDEX
                                                    FUND        FUND         FUND       FUND         FUND        FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Income Securities Fund,
   3,816 shares, cost $59,166                       $56,057          -            -         -             -           -          -
  Franklin Large Cap Growth Securities Fund,
   1,341 shares, cost $20,060                             -     28,266            -         -             -           -          -
  Franklin Money Market Fund,
   25,200 shares, cost $25,200                            -          -       25,200         -             -           -          -
  Franklin Natural Resources Securities Fund,
   285 shares, cost $3,684                                -          -            -     3,120             -           -          -
  Franklin Real Estate Fund,
   674 shares, cost $12,103                               -          -            -         -        10,053           -          -
  Franklin Rising Dividends Securities Fund,
   3,159 shares, cost $43,788                             -          -            -         -             -      42,990          -
  Franklin S&P 500 Index Fund,
   46 shares, cost $477                                   -          -            -         -             -           -        487
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                                  56,057     28,266       25,200     3,120        10,053      42,990        487
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                         4          3            2         3             2           4          1
 Accrued mortality and expense risk charges
   - Valuemark IV                                         5          5            5         2             1           5          -
 Accrued administrative charges - Valuemark II            1          -            -         -             -           1          -
 Accrued administrative charges - Valuemark IV            1          1            1         -             -           1          -
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                 11          9            8         5             3          11          1
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                   $56,046     28,257        25,192    3,115        10,050      42,979        486
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II     54,683     26,784        23,673    2,983         9,946      41,590        486
 Contracts in accumulation period - Valuemark IV      1,318      1,473         1,519      132           104       1,353          -
 Contracts in annuity payment period (note 2)            45          -             -        -             -          36          -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity                $56,046     28,257        25,192    3,115        10,050      42,979        486
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                            Variable Life Prospectus
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                          FRANKLIN  FRANKLIN                                          MUTUAL
                                                FRANKLIN     U.S.     VALUE     FRANKLIN     FRANKLIN    FRANKLIN    DISCOVERY
                                               SMALL CAP GOVERNMENT SECURITIES ZERO COUPON  ZERO COUPON ZERO COUPON SECURITIES
                                                  FUND      FUND      FUND     FUND - 2000  FUND - 2005 FUND - 2010    FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Small Cap Fund,
   854 shares, cost $12,635                      $22,945        -        -           -            -           -             -
  Franklin U.S. Government Fund,
   4,546 shares, cost $60,110                          -   53,550        -           -            -           -             -
  Franklin Value Securities Fund,
   85 shares, cost $653                                -        -      674           -            -           -             -
  Franklin Zero Coupon Fund - 2000
   890 shares, cost $12,651                            -        -        -      11,186            -           -             -
  Franklin Zero Coupon Fund - 2005
   420 shares, cost $6,589                             -        -        -           -        6,098           -             -
  Franklin Zero Coupon Fund - 2010
   349 shares, cost $5,685                             -        -        -           -            -       4,932             -
  Mutual Discovery Securities Fund
   854 shares, cost $10,083                            -        -        -           -            -           -        11,587
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                               22,945    53,550      674     11,186        6,098       4,932        11,587
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                      3         3        1          3            3           4             2
 Accrued mortality and expense risk charges
   - Valuemark IV                                      5         5        5          3            1           2             5
 Accrued administrative charges - Valuemark II         -         1        -          -            -           -             -
 Accrued administrative charges - Valuemark IV         1         1        1          -            -           -             1
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                               9        10        7          6            4           6             8
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                                 $22,936   53,540      667     11,180        6,094       4,926         11,579
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II                                  22,163   51,251      261     10,887        6,008       4,745         11,073
 Contracts in accumulation period
   - Valuemark IV                                     773    2,289      406        293           86         181            506
 Contracts in annuity payment period (note 2)           -        -        -          -            -           -              -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity              $22,936   53,540      667     11,180        6,094       4,926         11,579
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                 4

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                                                                                          TEMPLETON
                                                 MUTUAL      TEMPLETON   TEMPLETON  TEMPLETON  TEMPLETON    TEMPLETON  INTERNATIONAL
                                                 SHARES     DEVELOPING  GLOBAL ASSET GLOBAL  GLOBAL INCOME INTERNATIONAL   SMALLER
                                               SECURITIES MARKETS EQUITY ALLOCATION  GROWTH  SECURITIES        EQUITY     COMPANIES
                                                  FUND         FUND         FUND      FUND       FUND           FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Mutual Shares Securities Fund,
   2,023 shares, cost $23,843                   $26,768          -             -           -          -            -            -
  Templeton Developing Markets Equity Fund,
   728 shares, cost $7,353                            -      7,632             -           -          -            -            -
  Templeton Global Asset Allocation Fund,
   284 shares, cost $3,485                            -          -         3,355           -          -            -            -
  Templeton Global Growth Fund,
   2,430 shares, cost $31,938                         -          -             -      37,987          -            -            -
  Templeton Global Income Securities Fund,
   824 shares, cost $10,459                           -          -             -           -      9,127            -            -
  Templeton International Equity Fund,
   2,628 shares, cost $37,268                         -          -             -           -          -       47,173            -
  Templeton International Smaller Companies Fund,
   109 shares, cost $1,211                            -          -             -           -          -            -        1,206
------------------------------------------------------------------------------------------------------------------------------------
       Total assets                              26,768      7,632         3,355      37,987      9,127       47,173        1,206
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II                                     2          2             3           2          3            2            3
 Accrued mortality and expense risk charges
   - Valuemark IV                                     5          1             1           5          1            5            1
 Accrued administrative charges
   - Valuemark II                                     -          -             -           -          -            1            -
 Accrued administrative charges
   - Valuemark IV                                     1          -             -           1          -            1            -
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                              8          3             4           8          4            9            4
------------------------------------------------------------------------------------------------------------------------------------
       Net assets                               $26,760      7,629         3,351      37,979      9,123       47,164        1,202
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II                                24,866      7,494         3,294      36,188      9,013       46,821        1,155
 Contracts in accumulation period
   - Valuemark IV                                 1,894        135            57       1,791        110          343           47
 Contracts in annuity payment period (note 2)         -          -             -           -          -            -            -
------------------------------------------------------------------------------------------------------------------------------------
       Total contract owners' equity            $26,760      7,629         3,351      37,979      9,123       47,164        1,202
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                         Variable Life Prospectus  5
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)
                                                                                      USALLIANZ     USALLIANZ
                                                                       TEMPLETON   VIP DIVERSIFIED  VIP FIXED   USALLIANZ   TOTAL
                                                                    PACIFIC GROWTH      ASSETS       INCOME    VIP GROWTH    ALL
                                                                         FUND            FUND         FUND        FUND      FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Pacific Growth Fund,
   715 shares, cost $7,735                                              $7,286             -            -         -
  USAllianz VIP Diversified Assets Fund,
   0 shares, cost $2                                                         -             2            -         -
  USAllianz VIP Fixed Income Fund,
   0 shares, cost $0                                                         -             -            -         -
  USAllianz VIP Growth Fund,
   0 shares, cost $0                                                         -             -            -         -
------------------------------------------------------------------------------------------------------------------------------------
        Total assets                                                     7,286             2            -         -       614,734
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II                   3             -            -         -            44
 Accrued mortality and expense risk charges - Valuemark IV                   1             -            -         -            86
 Accrued administrative charges - Valuemark II                               -             -            -         -             2
 Accrued administrative charges - Valuemark IV                               -             -            -         -            14
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                    4             -            -         -           146
------------------------------------------------------------------------------------------------------------------------------------
        Net assets                                                      $7,282             2            -         -       614,588
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II                         7,191             2            -         -       595,199
 Contracts in accumulation period - Valuemark IV                            82             -            -         -        19,215
 Contracts in annuity payment period (note 2)                                9             -            -         -           174
------------------------------------------------------------------------------------------------------------------------------------
        Total contract owners' equity                                   $7,282             2            -         -       614,588
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 6

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations
For the year ended December 31, 1999
(In thousands)
                                                                        ALGER     FRANKLIN GLOBAL    FRANKLIN   FRANKLIN
                                             AIM VI       ALGER        AMERICAN    COMMUNICATIONS GLOBAL HEALTH GROWTH AND FRANKLIN
                                             GROWTH AMERICAN GROWTH LEVERAGED ALLCAP SECURITIES  CARE SECURITIES INCOME  HIGH INCOME
                                              FUND        FUND           FUND           FUND           FUND       FUND       FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $1          -               -            2,766            2        3,782      7,537
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges
   - Valuemark II                               -          -               -              905            6        1,243        406
 Mortality and expense risk charges
   - Valuemark IV                               -          -               -                5            2           18         14
 Administrative charges - Valuemark II          -          -               -              109            1          149         49
 Administrative charges - Valuemark IV          -          -               -                1            -            2          2
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                  -          -               -            1,020            9        1,412        471
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   1          -               -            1,746           (7)       2,370      7,066
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on
   mutual funds                                 9          -               -            6,699            -       10,544      1,093
 Realized gains (losses) on sales of
   investments, net                             -          -               9            4,362          (69)       5,107     (1,077)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     9          -               9           11,061          (69)      15,651         16
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                13         20               4           10,895            6      (17,772)    (7,480)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
    net                                        22         20              13           21,956          (63)      (2,121)    (7,464)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                 $23         20              13           23,702          (70)         249       (398)
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                                                         Variable Life Prospectus  7
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                  FRANKLIN FRANKLIN LARGE        FRANKLIN NATURAL FRANKLIN   FRANKLIN     FRANKLIN
                                                   INCOME   CAP GROWTH   FRANKLIN   RESOURCES       REAL RISING DIVIDENDS  S&P 500
                                                 SECURITIES SECURITIES MONEY MARKET SECURITIES     ESTATE   SECURITIES      INDEX
                                                    FUND       FUND        FUND        FUND         FUND       FUND         FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $5,787        103       1,288         49          1,091        882           -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   847        281         340         41            158        671           -
 Mortality and expense risk charges - Valuemark IV    14         14           9          2              1         13           -
 Administrative charges - Valuemark II               102         34          41          5             19         81           -
 Administrative charges - Valuemark IV                 2          2           1          -              -          1           -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       965        331         391         48            178        766           -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      4,822      (228)         897          1            913        116           -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual
   funds                                           2,074          -          -           -          1,511      8,832           -
 Realized gains (losses) on sales of investments,
   net                                               847      1,016          -        (770)          (77)      3,058           -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        2,921      1,016          -        (770)         1,434     11,890           -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                  (9,842)      5,588          -        1,633       (3,300)    (18,289)         10
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                           (6,921)      6,604          -          863       (1,866)     (6,399)         10
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                   $(2,099)      6,376        897          864         (953)     (6,283)         10
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 8
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                            FRANKLIN   FRANKLIN  FRANKLIN    FRANKLIN    FRANKLIN     MUTUAL
                                                 FRANKLIN     U.S.       VALUE  ZERO COUPON ZERO COUPON ZERO COUPON DISCOVERY
                                                 SMALL CAP GOVERNMENT SECURITIES  - 2000      - 2005      - 2010    SECURITIES
                                                   FUND       FUND       FUND      FUND        FUND        FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                 $68      8,634          1     1,969        859         716         332
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II   186        770          3       162         92          76         140
 Mortality and expense risk charges - Valuemark IV     7         20          4         3          1           2           5
 Administrative charges - Valuemark II                22         92          -        19         11           9          17
 Administrative charges - Valuemark IV                 1          2          -         -          -           -           1
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       216        884          7       184        104          87         163
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      (148)      7,750        (6)     1,785        755         629         169
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                      10          -          -       288         44         176           -
 Realized gains (losses) on sales
 of investments, net                                 478       (66)          4      (65)        106          43          40
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                 488       (66)          4       223        150         219          40
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                     10,634    (9,210)          8   (1,804)    (1,492)     (1,784)       2,050
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net               11,122    (9,276)         12   (1,581)    (1,342)     (1,565)       2,090
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                          $10,974    (1,526)          6       204      (587)       (936)       2,259
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                         Variable Life Prospectus  9
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                                                                                         TEMPLETON
                                             MUTUAL      TEMPLETON    TEMPLETON                TEMPLETON    TEMPLETON  INTERNATIONAL
                                             SHARES     DEVELOPING  GLOBAL ASSET TEMPLETON   GLOBAL INCOME INTERNATIONAL  SMALLER
                                           SECURITIES MARKETS EQUITY ALLOCATION GLOBAL GROWTH SECURITIES      EQUITY     COMPANIES
                                              FUND         FUND         FUND        FUND         FUND          FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares          $700          137         266         809           942         2,804         32
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges
   - Valuemark II                              324           84          48         443           144           605         14
 Mortality and expense risk charges
   - Valuemark IV                               17            1           1          13             1             4          1
 Administrative charges - Valuemark II          39           10           6          53            17            73          2
 Administrative charges - Valuemark IV           2            -           -           1             -             -          -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                 382           95          55         510           162           682         17
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                  318           42         211         299           780         2,122         15
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                 -           -          266       3,913             -         1,450          -
 Realized gains (losses) on sales
 of investments, net                           546        (656)         (30)      1,046         (290)         2,715        (47)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                           546        (656)         236       4,959         (290)         4,165        (47)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                2,130        3,346        (253)      1,167       (1,395)         4,247        245
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net          2,676        2,690         (17)      6,126       (1,685)         8,412        198
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                     $2,994        2,732         194       6,425         (905)        10,534        213
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                10
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)
                                                                                   USALLIANZ     USALLIANZ
                                                                      TEMPLETON  VIP DIVERSIFIED VIP FIXED  USALLIANZ   TOTAL
                                                                   PACIFIC GROWTH   ASSETS        INCOME   VIP GROWTH    ALL
                                                                        FUND         FUND          FUND       FUND      FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
  Dividends reinvested in fund shares                                      $71         -            -           -      41,628
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II                          90         -            -           -       8,079
 Mortality and expense risk charges - Valuemark IV                           1         -            -           -         173
 Administrative charges - Valuemark II                                      11         -            -           -         971
 Administrative charges - Valuemark IV                                       -         -            -           -          18
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                             102         -            -           -       9,241
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                             (31)         -            -           -      32,387
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
  on mutual funds                                                            -         -            -           -      36,909
 Realized gains (losses) on sales
  of investments, net                                                  (2,409)         -            -         (2)      13,819
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                                   (2,409)         -            -         (2)      50,728
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(depreciation) on investments                                            4,586         -            -           -     (26,039)
------------------------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net                                      2,177         -            -         (2)      24,689
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations                                                 $2,146         -            -         (2)      57,076
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  11
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets
For the years ended December 31, 1999 and 1998 (In thousands)
                                                                                                        FRANKLIN GLOBAL
                                               AIM VI           ALGER AMERICAN      ALGER AMERICAN      COMMUNICATIONS
                                             GROWTH FUND          GROWTH FUND    LEVERAGED ALLCAP FUND  SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $1        -           -       -           -        -       1,746   2,287
  Realized gains (losses) on investments, net  9        -           -       -           9        -      11,061   9,083
  Net change in unrealized appreciation
   (depreciation) on investments              13        -          20       -           4        -      10,895  (3,678)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              23        -          20       -          13        -      23,702   7,692
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            -        -           -       -           -        -         218   1,613
  Transfers between funds                    396        -         394       -         212        -        (724) (1,689)
  Surrenders and terminations                (22)       -         (22)      -           -        -     (22,559)(22,589)
  Rescissions                                  -        -           -       -           -        -          (8)   (109)
  Other transactions (note 2)                  -        -           -       -           -        -         403      64
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 374        -         372       -         212        -     (22,670)(22,710)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                            -        -           -       -           -        -         504      44
  Transfers between funds                      4        -          87       -           -        -         131      11
  Surrenders and terminations                  -        -           -       -           -        -         (64)     -
  Rescissions                                  -        -           -       -           -        -          (3)     -
  Other transactions (note 2)                  -        -           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                   4        -          87       -           -        -         568      55
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            401        -         479       -         225        -       1,600 (14,963)
Net assets at beginning of year                -        -           -       -           -        -      80,534  95,497
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $401        -         479       -         225        -      82,134  80,534
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 12
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                     FRANKLIN GLOBAL HEALTH CARE FRANKLIN GROWTH AND  FRANKLIN HIGH      FRANKLIN INCOME
                                           SECURITIES FUND         INCOME FUND         INCOME FUND       SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $(7)       -       2,370   2,168       7,066    3,336       4,822   5,905
  Realized gains (losses) on investments,
    net                                      (69)       1      15,651  13,649          16      314       2,921   3,814
  Net change in unrealized appreciation
   (depreciation) on investments               6       35     (17,772) (8,207)     (7,480)  (3,777)     (9,842) (9,694)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                             (70)      36         249   7,610        (398)    (127)     (2,099)     25
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            8        1         579   7,159         129    5,061         307   5,484
  Transfers between funds                    376      250        (752)  2,872      (2,280)    (862)     (4,554) (3,061)
  Surrenders and terminations               (158)       -     (29,750)(26,820)     (8,653) (11,159)    (21,120)(20,428)
  Rescissions                                  -        -           -    (167)         (6)     (67)          -    (109)
  Other transactions (note 2)                  -        -         436     253          51       13         190      29
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 226      251     (29,487)(16,703)    (10,759)  (7,014)    (25,177)(18,085)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          348       77         601     347         366      412         558     257
  Transfers between funds                   (212)       4         983      92         506       91         485      94
  Surrenders and terminations                (13)       -         (88)     (1)        (52)      (1)        (37)     -
  Rescissions                                  -        -           -      (1)          -        -           -      -
  Other transactions (note 2)                  -        -           4       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 123       81       1,500     437         820      502       1,006     351
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            279      368     (27,738) (8,656)    (10,337)  (6,639)    (26,270)(17,709)
Net assets at beginning of year              368        -     112,914 121,570      38,324   44,963      82,316 100,025
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $647      368      85,176 112,914      27,987   38,324      56,046  82,316
------------------------------------------------------------------------------------------------------------------------------------

                                           See  accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  13
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                          FRANKLIN LARGE CAP       FRANKLIN    FRANKLIN NATURAL RESOURCES   FRANKLIN
                                        GROWTH SECURITIES FUND MONEY MARKET FUND     SECURITIES FUND    REAL ESTATE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $  (228)    (125)        897   1,127           1        4         913     609
  Realized gains (losses) on investments,
   net                                     1,016      287           -       -       (770)     (613)      1,434   1,784
  Net change in unrealized appreciation
   (depreciation) on investments           5,588    1,864           -       -       1,633     (747)     (3,300) (6,791)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,376    2,026         897   1,127         864   (1,356)       (953) (4,398)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          360    2,983         393   9,399          12      685          34   1,188
  Transfers between funds                 11,623    4,392       4,341   6,983        (210)    (306)     (2,005) (1,790)
  Surrenders and terminations             (7,116)  (1,877)    (13,569)(15,831)     (1,193)    (787)     (3,480) (5,162)
  Rescissions                                  -      (17)        (39)   (392)          -        -           -     (20)
  Other transactions (note 2)                  5      180         484      22          (1)       1           2     (10)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II               4,872    5,661      (8,390)    181      (1,392)    (407)     (5,449) (5,794)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          656      206          92     269          61       56          53      30
  Transfers between funds                    338       32       1,256    (104)         (8)       -          24       5
  Surrenders and terminations                (50)       -         (17)      -          (2)       -           -       -
  Rescissions                                (27)       -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 917      238       1,331     165          51       56          77      35
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         12,165    7,925      (6,162)  1,473        (477)  (1,707)     (6,325)(10,157)
Net assets at beginning of year           16,092    8,167      31,354  29,881       3,592    5,299      16,375  26,532
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $28,257   16,092      25,192  31,354       3,115    3,592      10,050  16,375
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

                                                                 14
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                            FRANKLIN RISING          FRANKLIN            FRANKLIN            FRANKLIN
                                       DIVIDENDS SECURITIES FUND S&P 500 INDEX FUND   SMALL CAP FUND   U.S. GOVERNMENT FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  116     (213)          -       -        (148)    (199)      7,750   4,461
  Realized gains (losses) on investments,
   net                                    11,890   12,765           -       -         488      935         (66)    895
  Net change in unrealized appreciation
   depreciation) on investments          (18,289)  (9,268)         10       -      10,634   (1,359)     (9,210)   (812)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (6,283)   3,284          10       -      10,974     (623)     (1,526)  4,544
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          304    7,196           -                 100    2,596         406   3,571
  Transfers between funds                 (3,108)   2,318         521                 962    1,577      (1,792)   (301)
  Surrenders and terminations            (16,637) (15,723)        (45)             (4,320)  (2,847)    (17,946)(22,669)
  Rescissions                                  -     (104)          -                   -      (25)         (2)   (118)
  Other transactions (note 2)                 11      230           -                  10       91          88      31
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II             (19,430)  (6,083)        476       -      (3,248)   1,392     (19,246)(19,486)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                          778      269           -                 627      106         498     492
  Transfers between funds                    419       58           -                (297)       6       1,403      41
  Surrenders and terminations                (74)       -           -                 (22)      (1)        (97)     -
  Rescissions                                 (3)       -           -                   -        -         (21)     (3)
  Other transactions (note 2)                  3        -           -                   -        -           4      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               1,123      327           -       -         308      111       1,787     530
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (24,590)  (2,472)        486       -       8,034      880     (18,985)(14,412)
Net assets at beginning of year           67,569   70,041           -       -      14,902   14,022      72,525  86,937
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $42,979   67,569         486       -      22,936   14,902      53,540  72,525
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  15
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                            FRANKLIN VALUE  FRANKLIN ZERO COUPON- FRANKLIN ZERO COUPON- FRANKLIN ZERO COUPON-
                                            SECURITIES FUND        2000 FUND            2005 FUND           2010 FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (6)       -       1,785   1,120         755      390         629     327
  Realized gains (losses) on investments, net  4        2         223     502         150      315         219     535
  Net change in unrealized appreciation
   (depreciation) on investments               8       14      (1,804)   (584)     (1,492)     146      (1,784)     23
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               6       16         204   1,038        (587)     851        (936)    885
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                            7       21          35     345          40    1,287          55     873
  Transfers between funds                    116      115        (565)   (941)       (466)     727        (572)    381
  Surrenders and terminations                 (9)       -      (3,878) (6,689)     (1,788)  (1,750)     (1,422) (1,759)
  Rescissions                                  -        -           -     (10)          -     (180)          -      (7)
  Other transactions (note 2)                  -        -         152      (7)         65       31           9      (4)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                 114      136      (4,256) (7,302)     (2,149)     115      (1,930)   (516)
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 4):
  Purchase payments                           72      124          34      27          37       47         157      92
  Transfers between funds                    183       34         208      25           9        4         (40)      -
  Surrenders and terminations                (18)       -          (2)      -          (5)       -          (8)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           2       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 237      158         240      52          41       51         111      92
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            357      310      (3,812) (6,212)     (2,695)   1,017      (2,755)    461
Net assets at beginning of year              310        -      14,992  21,204       8,789    7,772       7,681   7,220
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $667      310      11,180  14,992       6,094    8,789       4,926   7,681
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 16
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           MUTUAL DISCOVERY      MUTUAL SHARES   TEMPLETON DEVELOPING   TEMPLETON GLOBAL
                                            SECURITIES FUND     SECURITIES FUND   MARKETS EQUITY FUND ASSET ALLOCATION FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  169       (3)        318     (83)         42      161         211     114
  Realized gains (losses) on investments,
   net                                        40        64        546     303        (656)    (440)        236     370
  Net change in unrealized appreciation
   (depreciation) on investments           2,050   (1,320)      2,130    (929)      3,346   (2,104)       (253)   (572)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,259   (1,259)      2,994    (709)      2,732   (2,383)        194     (88)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                           72    3,318         193   6,717          49      560          39     667
  Transfers between funds                   (869)   1,746         424   4,383         170   (2,638)       (552) (1,307)
  Surrenders and terminations             (2,956)  (2,175)     (5,418) (5,431)     (1,407)  (1,536)       (733)   (791)
  Rescissions                                  -      (57)         (4)    (84)          -       (5)          -     (13)
  Other transactions (note 2)                 (4)      18          (7)     84           1       (3)         31      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (3,757)   2,850      (4,812)  5,669      (1,187)  (3,622)     (1,215) (1,444)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          113      153         906     311         185       41          15      13
  Transfers between funds                    142       18         490     107         (94)       -          25       2
  Surrenders and terminations                (10)       -         (54)      -         (35)       -          (5)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           4       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 245      171       1,342     418          56       41          39      15
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (1,253)   1,762        (476)  5,378       1,601   (5,964)       (982) (1,517)
Net assets at beginning of year           12,832   11,070      27,236  21,858       6,028   11,992       4,333   5,850
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $11,579   12,832      26,760  27,236       7,629    6,028       3,351   4,333
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  17
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           TEMPLETON GLOBAL TEMPLETON GLOBAL INCOME TEMPLETON INTERNATIONAL TEMPLETON INTERNATIONAL
                                              GROWTH FUND       SECURITIES FUND         EQUITY FUND         SMALLER COMPANIES FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998         1999     1998              1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $  299      476         780     955         2,122    1,102                15      15
  Realized gains (losses) on investments,
   net                                     4,959    4,755        (290)     (2)        4,165    7,567               (47)    (33)
  Net change in unrealized appreciation
   (depreciation) on investments           1,167   (2,835)     (1,395)   (103)        4,247   (5,800)              245    (190)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           6,425    2,396        (905)    850        10,534    2,869               213    (208)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                          164    3,461          31     547           145    1,430                 4     103
  Transfers between funds                     33   (2,518)       (679) (1,413)       (2,577)  (7,532)               99    (348)
  Surrenders and terminations             (6,764)  (6,107)     (3,553) (4,077)      (15,456) (14,571)             (217)   (357)
  Rescissions                                  -      (56)          -     (15)           (2)     (58)                -       -
  Other transactions (note 2)                 13      (20)         18      25            67       82                (1)      1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (6,554)  (5,240)     (4,183) (4,933)      (17,823) (20,649)             (115)   (601)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                          642       81          58      41           136      127               132      31
  Transfers between funds                    805       85          15       4            10        8              (127)      2
  Surrenders and terminations                (18)       -          (1)      -            (4)       -                 -       -
  Rescissions                                 (9)       -           -       -            (9)       -                 -       -
  Other transactions (note 2)                  2        -           -       -             -        -                 -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               1,422      166          72      45           133      135                 5      33
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,293   (2,678)     (5,016) (4,038)       (7,156) (17,645)              103    (776)
Net assets at beginning of year           36,686   39,364      14,139  18,177        54,320   71,965             1,099   1,875
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $37,979   36,686       9,123  14,139        47,164   54,320             1,202   1,099
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                 18
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                           TEMPLETON PACIFIC     USALLIANZ VIP        USALLIANZ VIP       USALLIANZ VIP
                                              GROWTH FUND   DIVERSIFIED ASSETS FUND FIXED INCOME FUND      GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $ (31)     254           -       -           -        -           -      -
  Realized gains (losses) on investments,
   net                                    (2,409)  (3,085)          -       -           -        -          (2)     -
  Net change in unrealized appreciation
   (depreciation) on investments           4,586      987           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           2,146   (1,844)          -       -           -        -          (2)     -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II
   (note 4):
  Purchase payments                          102      182           -       -           -        -           -      -
  Transfers between funds                    479   (1,806)          2       -          22        -           2      -
  Surrenders and terminations             (2,143)  (1,677)          -       -         (22)       -           -      -
  Rescissions                                  -       (5)          -       -           -        -           -      -
  Other transactions (note 2)                  5       (5)          -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II              (1,557)  (3,311)          2       -           -        -           2      -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV
   (note 4):
  Purchase payments                            8       44           -       -           -        -           -      -
  Transfers between funds                      6       (3)          -       -           -        -           -      -
  Surrenders and terminations                  -        -           -       -           -        -           -      -
  Rescissions                                  -        -           -       -           -        -           -      -
  Other transactions (note 2)                  -        -           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                  14       41           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            603   (5,114)          2       -           -        -           -      -
Net assets at beginning of year            6,679   11,793           -       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $7,282    6,679           2       -           -        -           -      -
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.


                                                                                                        Variable Life Prospectus  19
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

FINANCIAL STATEMENTS (CONTINUED)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)
                                                                                                         TOTAL ALL FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                                       $ 32,387     24,188
  Realized gains (losses) on investments, net                                                           50,728     53,767
  Net change in unrealized appreciation
   (depreciation) on investments                                                                       (26,039)   (55,701)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                                                                        57,076     22,254
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II (note 4):
  Purchase payments                                                                                      3,786     66,447
  Transfers between funds                                                                               (1,533)      (768)
  Surrenders and terminations                                                                         (192,356)  (192,812)
  Rescissions                                                                                              (61)    (1,618)
  Other transactions (note 2)                                                                            2,028      1,106
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II                                                                          (188,136)  (127,645)
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 4):
  Purchase payments                                                                                      7,637      3,697
  Transfers between funds                                                                                6,751        616
  Surrenders and terminations                                                                             (676)        (3)
  Rescissions                                                                                              (72)        (4)
  Other transactions (note 2)                                                                               19          -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                                                                            13,659      4,306
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                                     (117,401)  (101,085)
Net assets at beginning of year                                                                        731,989    833,074
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                             $614,588    731,989
------------------------------------------------------------------------------------------------------------------------------------

                                            See accompanying  notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26,
1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger
American Fund,  Franklin  Templeton Variable Insurance Products Trust (formerly,
Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                                Investment Adviser
------------------------------------------------------------------------------------------
AIM VI Growth Fund                                       AIM Advisors, Inc.
Alger American Growth Fund                               Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                     Fred Alger Management, Inc.
Franklin Global Communications Securities Fund           Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund              Franklin Advisers, Inc.
Franklin Growth and Income Fund                          Franklin Advisers, Inc.
Franklin High Income Fund                                Franklin Advisers, Inc.
Franklin Income Securities Fund                          Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund                Franklin Advisers, Inc.
Franklin Money Market Fund                               Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund               Franklin Advisers, Inc.
Franklin Real Estate Fund                                Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund                Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                              Franklin Advisers, Inc.
Franklin Small Cap Fund                                  Franklin Advisers, Inc.
Franklin U.S. Government Fund                            Franklin Advisers, Inc.
Franklin Value Securities Fund                           Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund                         Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund                         Franklin Advisers, Inc.
Mutual Discovery Securities Fund                         Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                            Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund                 Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund                   Templeton Global Advisors Limited
Templeton Global Growth Fund                             Templeton Global Advisors Limited
Templeton Global Income Securities Fund                  Franklin Advisers, Inc.
Templeton International Equity Fund                      Franklin Advisers, Inc.
Templeton International Smaller Companies Fund           Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                            Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund                    Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                          Allianz of America, Inc.
USAllianz VIP Growth Fund                                Allianz of America, Inc.



                                                                                                        Variable Life Prospectus  21
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American
Fund,  Franklin  Templeton  Variable Insurance Products Trust, and the USAllianz
Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account  investment  option and a Dollar Cost  Averaging  Fixed
Account  investment  option are available to deferred  annuity  contract owners.
These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed
Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Franklin Global Health Care  Securities  Fund and Franklin Value  Securities
Fund were added as available  investment options on August 17, 1998. On November
12, 1999,  the AIM VI Growth Fund,  Alger American  Growth Fund,  Alger American
Leveraged  AllCap Fund,  Franklin S&P 500 Index Fund,  USAllianz VIP Diversified
Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                      Effective Date
----------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities Fund November 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund      November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund            November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund  November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund              December 15, 1999


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.


EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account.


CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1999 and 1998 were $443,591 and $487,077, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

 A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                Contingent Deferred Sales Charge
Payment                    Valuemark II     Valuemark IV
-----------------------------------------------------------
0-1                        5%               6%
1-2                        5%               6%
2-3                        4%               6%
3-4                        3%               5%
4-5                        1.5%             4%
5-6                        0%               3%
6-7                        0%               2%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $961,794 and $941,938, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 1999 and 1998 were $4,250 and $1,945, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts were $5,218,108 for the year ended December 31, 1999. Net transfers to the Fixed Accounts were $152,026 for the year ended December 31, 1998.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.


3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


                                                                                                        Variable Life Prospectus  23

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the years ended December 31, 1999 and 1998 were as follows:

                                                   ALGER      FRANKLIN      FRANKLIN
                                          ALGER  AMERICAN      GLOBAL        GLOBAL     FRANKLIN             FRANKLIN FRANKLIN LARGE
                                   AIM   AMERICAN LEVERAGED COMMUNICATIONS   HEALTH     GROWTH &  FRANKLIN     INCOME   CAP GROWTH
                                VI GROWTH GROWTH   ALLCAP    SECURITIES  CARE SECURITIES INCOME  HIGH INCOME SECURITIES SECURITIES
                                  FUND     FUND     FUND        FUND          FUND        FUND      FUND        FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding
  at December 31, 1997              -        -         -        3,699             -       4,952     2,110      3,991       622
Contract transactions:
 Purchase payments                  -        -         -           61             -         281       233        219       215
 Transfers between funds            -        -         -          (64)           26         110       (37)      (125)      303
 Surrenders and terminations        -        -         -         (851)            -      (1,058)     (521)      (819)     (135)
 Rescissions                        -        -         -           (4)            -          (6)       (3)        (4)       (1)
 Other transactions                 -        -         -            2             -          10         1          1        12
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        -         -         (856)           26        (663)      (327)     (728)      394
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998              -        -         -        2,843            26       4,289      1,783     3,263     1,016
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                  -        -         -            8             1          22          6        12        22
 Transfers between funds           38       38        18          (26)           37         (31)      (106)     (185)      710
 Surrenders and terminations       (2)      (2)        -         (750)          (17)     (1,112)      (409)     (850)     (423)
 Rescissions                        -        -         -            -             -           -          -         -         -
 Other transactions                 -        -         -           13             -          16          2         8         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions       36       36        18         (755)           21      (1,105)      (507)   (1,015)      309
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1999             36       36        18        2,088            47       3,184       1,276    2,248     1,325
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding
  at December 31, 1997              -        -         -           -              -           -           -        -        -
Contract transactions:
 Purchase payments                  -        -         -           2              8          14          21       11       15
 Transfers between funds            -        -         -           -              -           3           4        3        2
 Surrenders and terminations        -        -         -           -              -           -           -        -        -
 Rescissions                        -        -         -           -              -           -           -        -        -
 Other transactions                 -        -         -           -              -           -           -        -        -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        -         -           2              8          17          25       14       17
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998              -        -         -           2              8          17          25       14       17
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                  -        -         -          17             38          23          17       23       40
 Transfers between funds            -        8         -           4            (25)         37          24       20       21
 Surrenders and terminations        -        -         -          (2)            (2)         (3)         (3)      (1)      (3)
 Rescissions                        -        -         -           -              -           -           -        -       (2)
 Other transactions                 -        -         -           -              -           -           -        -        -
------------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease) in
  accumulation units resulting
  from contract transactions        -        8         -          19             11          57          38       42       56
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                  -        8         -          21             19          74          63       56       73
------------------------------------------------------------------------------------------------------------------------------------

                                                                 24

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   FRANKLIN          FRANKLIN                                          FRANKLIN
                                          FRANKLIN  NATURAL FRANKLIN  RISING   FRANKLIN           FRANKLIN   FRANKLIN    ZERO
                                            MONEY  RESOURCES REAL   DIVIDENDS  S&P 500 FRANKLIN     U.S.      VALUE     COUPON
                                           MARKET SECURITIES ESTATE SECURITIES  INDEX  SMALL CAP GOVERNMENT SECURITIES   -2000
                                            FUND     FUND    FUND     FUND      FUND     FUND       FUND       FUND      FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units outstanding
  at December 31, 1997                      2,155      458     942    3,489        -      938      4,844         -       1,087
Contract transactions:
 Purchase payments                            657       66      44      345        -      171        194         3          17
 Transfers between funds                      505      (33)    (73)     103        -       96        (20)       16         (47)
 Surrenders and terminations               (1,123)     (76)   (204)    (767)       -     (198)    (1,227)        -        (334)
 Rescissions                                  (28)       -      (1)      (5)       -       (2)        (6)        -           -
 Other transactions                             2        -       -       11        -        7          2         -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    13      (43)   (234)    (313)       -       74     (1,057)       19        (364)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998                      2,168      415     708    3,176        -    1,012      3,787        19         723
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                             26        1       1       15        -        6         22         1           2
 Transfers between funds                      299      (28)    (90)    (157)      51       27        (96)       16         (27)
 Surrenders and terminations                 (930)    (120)   (153)    (828)      (4)    (263)      (957)       (1)       (186)
 Rescissions                                   (3)       -       -        -        -        -          -         -           -
 Other transactions                            33        -       -        1        -        1          5         -           7
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions  (575)    (147)   (242)    (969)      47     (229)    (1,026)       16        (204)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                          1,593      268     466    2,207       47      783      2,761        35         519
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding
  at December 31, 1997                          -        -       -        -        -        -         -          -           -
Contract transactions:
 Purchase payments                             19        7       1       14        -        9        26         17           1
 Transfers between funds                       (7)       -       -        3        -        -         2          5           1
 Surrenders and terminations                    -        -       -        -        -        -         -          -           -
 Rescissions                                    -        -       -        -        -        -         -          -           -
 Other transactions                             -        -       -        -        -        -         -          -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    12        7       1       17        -        9        28         22           2
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding
  at December 31, 1998                         12        7       1       17        -        9        28         22           2
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                              6        6       2       39        -       38        27         10           2
 Transfers between funds                       86       (1)      1       21        -      (18)       76         24          10
 Surrenders and terminations                   (1)       -       -       (4)       -       (1)       (5)        (2)          -
 Rescissions                                    -        -       -        -        -        -        (1)         -           -
 Other transactions                             -        -       -        -        -        -         -          -           -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    91        5       3       56        -       19         97         32         12
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                            103       12       4       73        -       28        125         54         14
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Variable Life Prospectus  25
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                          FRANKLIN    FRANKLIN    MUTUAL    MUTUAL     TEMPLETON     TEMPLETON  TEMPLETON  TEMPLETON     TEMPLETON
                         ZERO COUPON ZERO COUPON DISCOVERY  SHARES     DEVELOPING   GLOBAL ASSET GLOBAL  GLOBAL INCOME INTERNATIONAL
                           - 2005     - 2010    SECURITIES SECURITIES MARKETS EQUITY ALLOCATION  GROWTH   SECURITIES      EQUITY
                            FUND       FUND         FUND     FUND         FUND          FUND      FUND       FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
     VALUEMARK II
Accumulation units
  outstanding at
  December 31, 1997         345        292         924       1,823       1,160           424      2,594      1,072        4,063
Contract transactions:
 Purchase payments           55         34         261         541          59            47        213         32           76
 Transfers between funds     30         13         128         349        (295)          (94)      (177)       (82)        (429)
 Surrenders and terminations(74)       (67)       (184)       (450)       (174)          (58)      (387)      (235)        (773)
 Rescissions                 (8)         -          (4)         (6)         (1)           (1)        (3)        (1)          (3)
 Other transactions           1          -           2           7           -             -         (1)         1            4
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease
  in accumulation units
  resulting from contract
  transactions                4        (20)        203         441        (411)         (106)      (355)      (285)      (1,125)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1998         349        272       1,127       2,264         749           318      2,239        787        2,938
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments            2         2           6           15           5             3          9          2            8
 Transfers between funds    (20)      (22)        (76)          28           9           (41)         -        (39)        (136)
 Surrenders and terminations(75)      (55)       (247)        (427)       (148)          (54)      (390)      (209)        (780)
 Rescissions                  -         -           -            -           -             -          -          -            -
 Other transactions           3         -           -           (1)          -             2          1          1            4
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions              (90)      (75)       (317)        (385)       (134)          (90)      (380)      (245)        (904)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1999         259       197         810        1,879         615           228      1,859        542        2,034
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units
  outstanding at
  December 31, 1997           -         -           -            -           -             -          -          -            -
Contract transactions:
 Purchase payments            2         3          15           29           5             1          5          2            8
 Transfers between funds      -         -           2            9           -             -          5          -            -
 Surrenders and terminations  -         -           -            -           -             -          -          -            -
 Rescissions                  -         -           -            -           -             -          -          -            -
 Other transactions           -         -           -            -           -             -          -          -            -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions                2         3          17           38           5             1         10          2            8
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units
  outstanding at
  December 31, 1998           2         3          17           38           5             1         10          2            8
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments            2         6          10           71          18             1         37          3            7
 Transfers between funds      -        (2)         12           39          (9)            2         46          1            1
 Surrenders and terminations  -         -          (1)          (4)         (4)            -         (1)         -            -
 Rescissions                  -         -           -            -           -             -         (1)         -            -
 Other transactions           -         -           -            -           -             -          -          -            -
------------------------------------------------------------------------------------------------------------------------------------

  Net increase (decrease)
  in accumulation units
  resulting from contract
  transactions                2         4          21           106          5             3          81         4            8
------------------------------------------------------------------------------------------------------------------------------------
Accumulation units
  outstanding at
  December 31, 1999           4          7         38           144         10             4          91         6           16
------------------------------------------------------------------------------------------------------------------------------------


                                                                 26

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                  TEMPLETON
                                                                INTERNATIONAL TEMPLETON   USALLIANZ     USALLIANZ
                                                                   SMALLER     PACIFIC  VIP DIVERSIFIED VIP FIXED USALLIANZ  TOTAL
                                                                  COMPANIES    GROWTH      ASSETS        INCOME   VIP GROWTH  ALL
                                                                    FUND        FUND        FUND           FUND     FUND     FUNDS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            C>
     VALUEMARK II
Accumulation units outstanding at December 31, 1997                 173        1,251           -             -        -     43,408
Contract transactions:
 Purchase payments                                                    9           21           -             -        -      3,854
 Transfers between funds                                            (35)        (232)          -             -        -        (64)
 Surrenders and terminations                                        (33)        (217)          -             -        -     (9,965)
 Rescissions                                                          -           (1)          -             -        -        (88)
 Other transactions                                                   -           (1)          -             -        -         61
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                         (59)        (430)          -             -        -     (6,202)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                 114          821           -             -        -     37,206
------------------------------------------------------------------------------------------------------------------------------------

 Purchase payments                                                    -           10           -             -        -        207
 Transfers between funds                                              8           52           -             2        -        253
 Surrenders and terminations                                        (21)        (225)          -            (2)       -     (9,640)
 Rescissions                                                          -            -           -             -        -         (3)
 Other transactions                                                   -            1           -             -        -         97
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                         (13)        (162)          -             -        -     (9,086)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                                                  101          659           -             -        -     28,120
------------------------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding at December 31, 1997                   -            -           -             -        -         -
Contract transactions:
 Purchase payments                                                    3            6           -             -        -       244
 Transfers between funds                                              -            -           -             -        -        32
 Surrenders and terminations                                          -            -           -             -        -         -
 Rescissions                                                          -            -           -             -        -         -
 Other transactions                                                   -            -           -             -        -         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                           3            6           -             -        -       276
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                   3            6           -             -        -       276
------------------------------------------------------------------------------------------------------------------------------------

 Purchase payments                                                   12            1           -             -        -       456
 Transfers between funds                                            (12)           1           -             -        -       367
 Surrenders and terminations                                          -            -           -             -        -       (37)
 Rescissions                                                          -            -           -             -        -        (4)
 Other transactions                                                   -            -           -             -        -         -
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions                           -            2           -             -        -       782
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at
 December 31, 1999                                                    3            8           -             -        -     1,058
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Variable Life Prospectus  27
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows.

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
AIM VI GROWTH FUND
December 31,
 19991                       36          $11.084         $397         2.13+%         -           $11.083        $4           2.22+%

ALGER AMERICAN GROWTH FUND
December 31,
 19991                       36           10.922          391         2.19+          8            10.921        88           2.28+

ALGER AMERICAN LEVERAGED
  ALLCAP FUND
December 31,
 19991                       18           12.160          225         2.33+          -                 -         -           2.42+

FRANKLIN GLOBAL
  COMMUNICATIONS
  SECURITIES FUND
December 31,
 1999                     2,088           38.917       81,263         1.91          21            38.572       792           2.00
 1998                     2,843           28.308       80,480         1.90           2            28.082        54           1.99
 1997                     3,699           25.818       95,497         1.90           -                 -         -              -
 1996                     4,998           20.654      103,225         1.90           -                 -         -              -
 1995                     5,916           19.555      115,743         1.90           -                 -         -              -

FRANKLIN GLOBAL HEALTH
  CARE SECURITIES FUND
December 31,
 1999                        47            9.615          450         2.22          19             9.601       197           2.31
 19983                       26           10.610          275         2.24+          8            10.604        93           2.33+

FRANKLIN GROWTH AND
  INCOME FUND
December 31,
 1999                     3,184           26.147       83,242         1.89          74            25.891     1,929           1.98
 1998                     4,289           26.226      112,466         1.89          17            25.993       448           1.98
 1997                     4,952           24.551      121,570         1.89           -                 -         -              -
 1996                     5,070           19.490       98,821         1.90           -                 -         -              -
 1995                     4,347           17.310       75,240         1.92           -                 -         -              -

FRANKLIN HIGH INCOME FUND
December 31,
 1999                     1,276           20.900       26,674         1.94          63            20.695     1,313           2.03
 1998                     1,783           21.208       37,806         1.93          25            21.020       518           2.02
 1997                     2,110           21.312       44,963         1.93           -                 -         -              -
 1996                     2,164           19.375       41,921         1.94           -                 -         -              -
 1995                     2,076           17.252       35,808         1.96           -                 -         -              -

FRANKLIN INCOME SECURITIES
  FUND
December 31,
 1999                     2,248           24.323       54,683         1.90          56            24.084     1,318           1.99
 1998                     3,263           25.122       81,970         1.89          14            24.898       346           1.98
 1997                     3,991           25.065      100,025         1.90           -                 -         -              -
 1996                     4,519           21.708       98,109         1.90           -                 -         -              -
 1995                     4,567           19.785       90,364         1.91           -                 -         -              -

                                                                 28

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH
  SECURITIES FUND
December 31,
 1999                     1,325          $20.218      $26,784         2.17%         73            $20.152      $1,473        2.26%
 1998                     1,016           15.574       15,825         2.17          17             15.537         267        2.26
 1997                       622           13.130        8,167         2.17           -                  -           -           -
 19962                      225           11.254        2,529         2.17+          -                  -           -           -

FRANKLIN MONEY MARKET FUND
December 31,
 1999                     1,593           14.860       23,673         1.93         103            14.717        1,519        2.02
 1998                     2,168           14.386       31,188         1.85          12            14.260          166        1.94
 1997                     2,155           13.865       29,881         1.85           -                 -            -           -
 1996                     2,433           13.359       32,508         1.83           -                 -            -           -
 1995                     2,218           12.883       28,571         1.80           -                 -            -           -

FRANKLIN NATURAL RESOURCES
  SECURITIES FUND
December 31,
 1999                       268           11.092        2,983         2.06          12            10.983          132        2.15
 1998                       415            8.505        3,536         2.04           7             8.430           56        2.13
 1997                       458           11.559        5,299         2.09           -                 -            -           -
 1996                       566           14.467        8,189         2.05           -                 -            -           -
 1995                       516           14.109        7,278         2.06           -                 -            -           -

FRANKLIN REAL ESTATE FUND
December 31,
 1999                       466           21.386        9,946         1.98           4            21.176          104        2.07
 1998                       708           23.107       16,340         1.94           1            22.901           35        2.03
 1997                       942           28.169       26,532         1.94           -                 -            -           -
 1996                       859           23.668       20,335         1.97           -                 -            -           -
 1995                       794           18.073       14,344         1.99           -                 -            -           -

FRANKLIN RISING DIVIDENDS
  SECURITIES FUND
December 31,
 1999                     2,207          18.846       41,590          2.15          73           18.712         1,353        2.24
 1998                     3,176          21.165       67,223          2.12          17           21.034           346        2.21
 1997                     3,489          20.074       70,041          2.14           -                -             -           -
 1996                     3,394          15.303       51,934          2.16           -                -             -           -
 1995                     3,182          12.498       39,770          2.18           -                -             -           -

FRANKLIN S&P 500 INDEX FUND
December 31,
 19991                       47          10.467          486          1.95+          -                -             -        2.04+

FRANKLIN SMALL CAP FUND
December 31,
 1999                       783          28.353       22,163          2.17          28           28.247           773        2.26
 1998                     1,012          14.600       14,771          2.17           9           14.558           131        2.26
 1997                       938          14.952       14,022          2.17           -                -             -           -
 19962                      416          12.913        5,369          2.17+          -                -             -           -

                                                                                                        Variable Life Prospectus  29
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN U.S. GOVERNMENT
  FUND
December 31,
 1999                     2,761          $18.574       $51,251         1.91%        125          $18.394       $2,289       2.00%
 1998                     3,787           19.014        71,990         1.90          28           18.847          535       1.99
 1997                     4,844           17.947        86,937         1.90           -                -            -          -
 1996                     6,017           16.650       100,185         1.91           -                -            -          -
 1995                     5,089           16.298        82,935         1.92           -                -            -          -

FRANKLIN VALUE SECURITIES
  FUND
December 31,
 1999                        35            7.736           261         2.21          54            7.724          406       2.30
 19983                       19            7.717           143         2.52+         22            7.713          167       2.61+

FRANKLIN ZERO COUPON FUND
  - 2000
December 31,
 1999                       519           21.023        10,887         2.05          14           20.819          293       2.14
 1998                       723           20.684        14,941         1.80           2           20.502           51       1.89
 1997                     1,087           19.512        21,204         1.80           -                -            -          -
 1996                     1,358           18.475        25,085         1.80           -                -            -          -
 1995                     1,416           18.294        25,910         1.80           -                -            -          -

FRANKLIN ZERO COUPON FUND
  - 2005
December 31,
 1999                       259           23.205         6,008         2.05           4           22.983           86       2.14
 1998                       349           25.003         8,739         1.80           2           24.786           50       1.89
 1997                       345           22.532         7,772         1.80           -                -            -          -
 1996                       428           20.517         8,777         1.80           -                -            -          -
 1995                       456           20.914         9,531         1.80           -                -            -          -

FRANKLIN ZERO COUPON FUND
  - 2010
December 31,
 1999                       197           24.164         4,745         2.05           7           23.929          181        2.14
 1998                       272           27.920         7,588         1.80           3           27.674           93        1.89
 1997                       292           24.740         7,220         1.80           -                -            -           -
 1996                       348           21.522         7,492         1.80           -                -            -           -
 1995                       371           22.431         8,329         1.80           -                -            -           -

MUTUAL DISCOVERY SECURITIES
  FUND
December 31,
 1999                       810           13.701        11,073         2.41          38           13.662          506        2.50
 1998                     1,127           11.226        12,646         2.40          17           11.205          186        2.49
 1997                       924           11.983        11,070         2.46           -                -            -           -
 19964                       27           10.180           278         2.77+          -                -            -           -

MUTUAL SHARES SECURITIES
  FUND
December 31,
 1999                     1,879           13.237        24,866         2.19         144           13.199        1,894        2.28
 1998                     2,264           11.837        26,789         2.17          38           11.814          447        2.26
 1997                     1,823           11.993        21,858         2.20           -                -            -           -
 19964                       43           10.330           442         2.40+          -                -            -           -

                                                                 30

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING
  MARKETS EQUITY FUND
December 31,
 1999                       615          $12.188        $7,494         2.79%         10          $12.125        $135         2.88%
 1998                       749            7.993         5,983         2.81           5            7.958          45         2.90
 1997                     1,160           10.340        11,992         2.82           -                -           -            -
 1996                     1,042           11.487        11,970         2.89           -                -           -            -
 1995                       757            9.582         7,254         2.81           -                -           -            -

TEMPLETON GLOBAL ASSET
  ALLOCATION FUND
December 31,
 1999                       228           14.408         3,294         2.22           4           14.347          57         2.31
 1998                       318           13.589         4,317         2.24           1           13.543          16         2.33
 1997                       424           13.786         5,850         2.34           -                -           -            -
 1996                       300           12.514         3,759         2.26           -                -           -            -
 19955                       36           10.591           379         2.30+          -                -           -            -

TEMPLETON GLOBAL GROWTH
  FUND
December 31,
 1999                     1,859           19.466        36,188         2.28          91           19.364       1,791         2.37
 1998                     2,239           16.309        36,512         2.28          10           16.238         174         2.37
 1997                     2,594           15.176        39,364         2.28           -                -           -            -
 1996                     2,146           13.560        29,103         2.33           -                -           -            -
 1995                     1,416           11.339        16,061         2.37           -                -           -            -

TEMPLETON GLOBAL INCOME
  SECURITIES FUND
December 31,
 1999                       542           16.635         9,013         2.05           6           16.472         110         2.14
 1998                       787           17.905        14,094         2.03           2           17.746          45         2.12
 1997                     1,072           16.957        18,177         2.02           -                -           -            -
 1996                     1,354           16.781        22,719         2.01           -                -           -            -
 1995                     1,472           15.522        22,851         2.04           -                -           -            -

TEMPLETON INTERNATIONAL
  EQUITY FUND
December 31,
 1999                     2,034           23.022        46,821         2.30          16           22.858         343         2.39
 1998                     2,938           18.437        54,177         2.28           8           18.322         143         2.37
 1997                     4,063           17.711        71,965         2.29           -                -           -            -
 1996                     4,375           16.081        70,362         2.29           -                -           -            -
 1995                     4,073           13.263        54,018         2.32           -                -           -            -

TEMPLETON INTERNATIONAL
  SMALLER COMPANIES FUND
December 31,
 1999                       101           11.441         1,155         2.51           3           11.403          47         2.60
 1998                       114            9.364         1,065         2.50           3            9.342          34         2.59
 1997                       173           10.825         1,875         2.46           -                -           -            -
 19962                       65           11.145           722         2.18+          -                -           -            -

                                                                                                        Variable Life Prospectus  31
PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5. UNIT VALUES (CONTINUED)

                                        VALUEMARK II                                      VALUEMARK IV
------------------------------------------------------------------------------------------------------------------------------------
                                                                    RATIO OF                                              RATIO OF
                        ACCUMULATION                                EXPENSES    ACCUMULATION                              EXPENSES
                      UNITS OUTSTANDING ACCUMULATION  NET ASSETS   TO AVERAGE UNITS OUTSTANDING ACCUMULATION  NET ASSETS  TO AVERAGE
                       (IN THOUSANDS     UNIT VALUE (IN THOUSANDS) NET ASSETS* (IN THOUSANDS)   UNIT VALUE (IN THOUSANDS)NET ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
TEMPLETON PACIFIC
  GROWTH FUND
December 31,
 1999                       659          $10.915        $7,191         2.48%          8          $10.838         $82         2.57%
 1998                       821            8.078         6,633         2.50           6            8.028          46         2.59
 1997                     1,251            9.431        11,793         2.43           -                -           -            -
 1996                     1,751           14.932        26,148         2.39           -                -           -            -
 1995                     1,812           13.630        24,693         2.41           -                -           -            -

USALLIANZ VIP DIVERSIFIED
  ASSETS FUND
December 31,
 19991                        -           10.170             2         2.40+          -                -           -         2.49+

USALLIANZ VIP FIXED
  INCOME FUND
December 31,
 19991                        -                -             -         2.15+          -                -           -         2.24+

USALLIANZ VIP GROWTH
  FUND
December 31,
 19991                        -                -             -         2.30+          -                -           -         2.39+

* For the year ended December 31, including the effect of the expenses of the underlying funds. + Annualized. 1 Period from November 12, 1999 (fund commencement) to December 31, 1999. 2 Period from June 10, 1996 (fund commencement) to December 31, 1996. 3 Period from August 17, 1998 (fund commencement) to December 31, 1998. 4 Period from December 2, 1996 (fund commencement) to December 31, 1996. 5 Period from August 4, 1995 (fund commencement) to December 31, 1995.









                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK
                              Financial Statements
                           December 31, 1999 and 1998

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors' Report


THE BOARD OF DIRECTORS
PREFERRED LIFE INSURANCE COMPANY OF NEW YORK:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statements of income, comprehensive (loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


                                               KPMG LLP



February 7, 2000

                                                                                         Variable Life Prospectus  1

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

December 31, 1999 and 1998
(in thousands except share data)

ASSETS                                                                                      1999              1998
---------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at market                                                         $    47,988            38,784
   Equity securities, at market                                                              2,380             1,752
   Certificates of deposit and short-term securities                                         1,947            10,069
   Policy loans                                                                                  3                 0
---------------------------------------------------------------------------------------------------------------------
     Total investments                                                                      52,318            50,605
Cash                                                                                         2,785             6,135
Receivables                                                                                  3,364             3,595
Reinsurance recoverables:
   Recoverable on future benefit reserves                                                      846               156
   Recoverable on unpaid claims                                                              9,815             9,545
   Receivable on paid claims                                                                 2,989             1,935
Deferred acquisition costs                                                                  22,751            33,387
Other assets                                                                                 1,824             4,805
---------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                             96,692           110,163
Separate account assets                                                                    614,649           732,046
---------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $   711,341           842,209


                                                                                       ------------------------------


                                            See accompanying  notes to financial statements.

                                                                     2

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS (CONTINUED)

December 31, 1999 and 1998
(in thousands except share data)

                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future benefit reserves:
      Life                                                                             $     2,771             1,827
      Annuity                                                                                6,546             7,716
   Policy and contract claims                                                               25,990            27,278
   Unearned premiums                                                                           652               913
   Other policyholder funds                                                                    336             3,551
   Reinsurance payable                                                                       2,148             1,497
   Deferred income taxes                                                                     6,853             9,977
   Accrued expenses and other liabilities                                                      745             3,894
   Commissions due and accrued                                                                 737               622
   Payable to parent                                                                         2,598             3,403
---------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                              49,376            60,678
   Separate account liabilities                                                            614,649           732,046
---------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                                  664,025           792,724
Stockholder's equity:
   Common stock, $10 par value; 200,000 shares authorized, issued and outstanding            2,000             2,000
   Additional paid-in capital                                                               15,500            15,500
   Retained earnings                                                                        31,115            31,052
   Accumulated other comprehensive (loss) income                                           (1,299)               933
---------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                          47,316            49,485
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $   711,341           842,209
                                                                                       ------------------------------

                                            See accompanying  notes to financial statements.

                                                                                         Variable Life Prospectus  3

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $     4,486            7,115             8,866
   Annuity considerations                                                  11,011           12,643            12,791
   Accident and health premiums                                            23,803           21,148            22,114
---------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                     39,300           40,906            43,771
   Premiums ceded                                                          12,357           11,427            12,939
---------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                    26,943           29,479            30,832
   Investment income, net                                                   2,739            2,021             1,626
   Realized investment gains (losses)                                          58            1,003               (1)
   Other income                                                               110               62                93
---------------------------------------------------------------------------------------------------------------------
     Total revenue                                                         29,850           32,565            32,550
---------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                                  1,039            3,508             5,074
   Annuity benefits                                                           382              351               323
   Accident and health insurance benefits                                  19,462           10,579            14,709
---------------------------------------------------------------------------------------------------------------------
     Total benefits                                                        20,883           14,438            20,106
   Benefit recoveries                                                      11,242            5,770             9,200
---------------------------------------------------------------------------------------------------------------------
        Net benefits                                                        9,641            8,668            10,906
   Commissions and other agent compensation                                 4,590            7,091             8,295
   General and administrative expenses                                      4,089            4,148             4,018
   Taxes, licenses and fees                                                   840              187               654
   Change in deferred acquisition costs, net                               10,636            4,060               798
---------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                           29,796           24,154            24,671
---------------------------------------------------------------------------------------------------------------------
     Income from operations before income taxes                                54            8,411             7,879
---------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:
   Current                                                                  1,913            3,126             1,573
   Deferred                                                               (1,922)            (312)             1,029
---------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                       (9)            2,814             2,602
---------------------------------------------------------------------------------------------------------------------
     Net income                                                       $        63            5,597             5,277
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.

                                                                     4

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                            1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Net income                                                            $        63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) income:
   Unrealized (losses) gains on fixed maturities and equity securities:
     Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of $(1,182) in 1999, $468 in 1998,
         and $403 in 1997                                                  (2,194)             869               749
     Less: Reclassification adjustment for realized gains (losses)
         included in net income, net of tax expense of $21 in 1999,
         $351 in 1998, and $0 in 1997                                          38              652               (1)
---------------------------------------------------------------------------------------------------------------------
        Total other comprehensive (loss) income                            (2,232)             217               750
---------------------------------------------------------------------------------------------------------------------
        Total comprehensive (loss) income                             $    (2,169)           5,814             6,027
                                                                      -----------------------------------------------



                                            See accompanying  notes to financial statements.


                                                                                         Variable Life Prospectus  5

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER'S EQUITY

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Common stock:
   Balance at beginning and end of year                               $     2,000            2,000             2,000
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
   Balance at beginning and end of year                                    15,500           15,500            15,500
---------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                            31,052           25,455            20,178
   Net income                                                                  63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                31,115           31,052            25,455
---------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive (loss) income:
     Balance at beginning of year                                             933              716              (34)
     Net unrealized (loss) gain during the year,
        net of deferred federal income taxes                              (2,232)              217               750
---------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (1,299)              933               716
---------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $    47,316           49,485            43,671
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.



PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

Years Ended December 31, 1999, 1998 and 1997
(in thousands)

                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities:
   Net income                                                         $        63            5,597             5,277
---------------------------------------------------------------------------------------------------------------------
   Adjustments  to  reconcile  net  income  to net
     cash provided  by (used  in) operating activities:
        Realized (gains) losses on investments                                (58)          (1,003)                1
        Deferred federal income tax (benefit) expense                      (1,922)            (312)            1,029
        Charges to policy account balances                                   (610)               0                 0
        Interest credited to policyholder account balances                    374               42                 0
        Change in:
          Receivables and other assets                                      1,198            5,149            (4,283)
          Deferred acquisition costs                                       10,636            4,060               798
          Future benefit reserves                                          (4,465)             829               452
          Policy and contract claims                                       (1,288)          (3,480)              847
          Unearned premiums                                                  (261)            (677)             (297)
          Other policyholder funds                                         (3,215)           2,321               551
          Reinsurance payable                                                 651             (619)              (17)
          Accrued expenses and other liabilities                           (3,149)             783               649
          Commissions due and accrued                                         115             (308)              108
          Due to parent                                                      (805)             221             2,080
        Depreciation and amortization                                         228             (275)             (110)
---------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                  (2,571)           6,731             1,808
---------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities                (2,508)          12,328             7,085
---------------------------------------------------------------------------------------------------------------------
Cash flows used in investing activities:
   Purchase of fixed maturities                                           (21,938)         (28,065)           (8,680)
   Purchase of equity securities                                           (1,343)          (2,105)                0
   Sale of fixed maturities                                                 8,735           20,414                81
   Sale of equity securities                                                1,103              553                 0
   Other investments, net                                                   8,126           (8,987)            1,859
---------------------------------------------------------------------------------------------------------------------
   Net cash used in investing activities                                   (5,317)         (18,190)           (6,740)
---------------------------------------------------------------------------------------------------------------------
Cash flows provided by financing activities:
   Policyholders' deposits to account balances                              4,583            6,676                 0
   Policyholders' withdrawals from account balances                         (108)                0                 0
---------------------------------------------------------------------------------------------------------------------
        Net cash provided by financing activities                           4,475            6,676                 0
---------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (3,350)             814               345
Cash at beginning of year                                                   6,135            5,321             4,976
---------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $     2,785            6,135             5,321
                                                                      -----------------------------------------------


                                            See accompanying  notes to financial statements.

                                                     Variable Life Prospectus  7

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
(IN THOUSANDS)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1999 revenue and consideration volume, 12%, 41% and 47% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.


BASIS OF PRESENTATION
The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.


TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH INSURANCE
Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.


VARIABLE ANNUITY BUSINESS
Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.


DEFERRED ACQUISITION COSTS
Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $11,687, $8,763, and $10,147, respectively.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FUTURE BENEFIT RESERVES
Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid or incurred but not yet reported as of December 31.


INVESTMENTS
The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short term investments, which include certificates of deposit, are carried at amortized cost which approximates market.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $1,611 and $1,711, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The market values of invested assets are deemed by management to approximate their estimated fair values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.


REINSURANCE
Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.


SEPARATE ACCOUNTS
Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.


INCOME TAXES
Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.


RECEIVABLES
Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

                                                     Variable Life Prospectus  9

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ACCOUNTING CHANGES
In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. No adjustments were made to the financial statements upon adoption of this statement.


ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


RECLASSIFICATIONS
Certain  1998   balances  have  been   reclassified   to  conform  to  the  1999
presentation.


(2) INVESTMENTS

Investments at December 31, 1999 consist of:

                                                                                                             AMOUNT
                                                                         AMORTIZED        ESTIMATED         SHOWN ON
                                                                           COST             FAIR             BALANCE
                                                                          OR COST           VALUE             SHEET
---------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. Government                                                    $    37,183           35,397            35,397
   Foreign government                                                         500              471               471
   Corporate securities                                                    12,520           11,829            11,829
   Public utilities                                                           304              291               291
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $    50,507           47,988            47,988
---------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                     89               78                78
     Industrial and miscellaneous                                           1,771            2,302             2,302
---------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $     1,860            2,380             2,380
---------------------------------------------------------------------------------------------------------------------
Other investments:
   Short-term securities                                                    1,947          XXXXXXX             1,947
   Policy loans                                                                 3          XXXXXXX                 3
---------------------------------------------------------------------------------------------------------------------
     Total investments                                                $    54,317          XXXXXXX            52,318
                                                                      -----------------------------------------------

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(2) INVESTMENTS (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:


                                                                           GROSS            GROSS           ESTIMATED
                                                          AMORTIZED     UNREALIZED       UNREALIZED           FAIR
                                                            COST           GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------
1999:
   U.S. Government                                     $    37,183            141            1,927            35,397
   Foreign government                                          500              0               29               471
   Corporate securities                                     12,520              0              691            11,829
   Public utilities                                            304              0               13               291
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                 50,507            141            2,660            47,988
   Equity securities                                         1,860            772              252             2,380
---------------------------------------------------------------------------------------------------------------------
     Total                                             $    52,367            913            2,912            50,368
---------------------------------------------------------------------------------------------------------------------
1998:
   U.S. Government                                     $    30,595          1,378              234            31,739
   Foreign government                                          499              0                3               496
   Corporate securities                                      5,227             39                3             5,263
   Mortgage backed securities                                  957             15                0               972
   Public utilities                                            304             10                0               314
---------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                 37,582          1,442              240            38,784
   Equity securities                                         1,518            337              103             1,752
---------------------------------------------------------------------------------------------------------------------
     Total                                             $    39,100          1,779              343            40,536
                                                       --------------------------------------------------------------

The change in unrealized gains or losses on fixed maturities was $(3,721), $100, and $1,155 for the years ended December 31, 1999, 1998 and 1997, respectively.

The change in unrealized gains from equity securities was $286 and $234 for the years ended December 31, 1999 and 1998, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          AMORTIZED         ESTIMATED
                                                                                            COST           FAIR VALUE
---------------------------------------------------------------------------------------------------------------------
   Due after one year through five years                                               $   23,516             22,774
   Due after five years through ten years                                                  17,359             16,101
   Due after ten years                                                                      9,632              9,113
---------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $   50,507             47,988
                                                                                       ------------------------------

                                                    Variable Life Prospectus  11

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(2) INVESTMENTS (CONTINUED)

Proceeds from sales of investments in available-for-sale securities during 1999, 1998 and 1997 were $9,838, $20,967, and $81, respectively. Gross gains of $219, $1,080, and $0 and gross losses of $161, $77, and $0 were realized on sales of available-for-sale securities in 1999, 1998 and 1997, respectively.

Major categories of net investment income for the respective years ended December 31 are:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $     2,515            1,592             1,494
   Short-term investments                                                     289              393               168
Dividends:
   Equity securities                                                           19               12                 0
Other                                                                         (9)               52                11
---------------------------------------------------------------------------------------------------------------------
     Total investment income                                                2,814            2,049             1,673

Investment expenses                                                            75               28                47
---------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $     2,739            2,021             1,626
---------------------------------------------------------------------------------------------------------------------


(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                                                   1999                               1998
---------------------------------------------------------------------------------------------------------------------
                                                          CARRYING         FAIR           CARRYING            FAIR
                                                           AMOUNT          VALUE           AMOUNT             VALUE
                                                           -------         -----           -------            -----
Financial assets:
   Fixed maturities, at market
     U.S. Government                                   $    35,397         35,397           31,739            31,739
     Foreign government                                        471            471              496               496
     Corporate securities                                   11,829         11,829            5,263             5,263
     Mortgage backed securities                                  0              0              972               972
     Public utilities                                          291            291              314               314
   Equity securities                                         2,380          2,380            1,752             1,752
   Certificates of deposit and other short term securities   1,947          1,947           10,069            10,069
   Receivables                                               3,364          3,364            3,595             3,595
   Separate accounts assets                                614,649        614,649          732,046           732,046

Financial liabilities:
---------------------------------------------------------------------------------------------------------------------
   Separate account liabilities                            614,649        609,915          732,046           723,593
                                                       --------------------------------------------------------------

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(4) RECEIVABLES

Receivables at December 31 consist of the following:


                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $    2,456             2,747
Reinsurance commission receivable                                                              44               115
Other                                                                                         864               733
---------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $    3,364             3,595
                                                                                       ------------------------------

(5) ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $516, $838, and $662 in 1999, 1998 and 1997, respectively, is summarized as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $6,540, $7,643, and $7,476                             $15,650           17,804            16,126
Incurred related to:
   Current year                                                            11,823           11,203            11,440
   Prior years                                                             (2,752)          (4,946)           (3,199)
---------------------------------------------------------------------------------------------------------------------
Total incurred                                                              9,071            6,257             8,241
---------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                             2,725            3,697             1,686
   Prior years                                                              6,506            4,714             4,877
---------------------------------------------------------------------------------------------------------------------
Total paid                                                                  9,231            8,411             6,563
---------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $8,006, $6,540 and $7,643                              $15,490           15,650            17,804
                                                                          -------------------------------------------


In 1999, 1998 and 1997, the provision for prior year claims and claim adjustment expenses decreased due to lower than anticipated losses related to prior years. In 1998, the Company experienced positive development in its HMO reinsurance business which further decreased the provision for prior year claims.

                                                    Variable Life Prospectus  13

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(6) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance recoverables at December 31, 1999 and 1998 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $1,884 and $3,043, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           PERCENTAGE
                                                           ASSUMED         CEDED                            OF AMOUNT
                                            DIRECT       FROM OTHER      TO OTHER            NET             ASSUMED
YEAR ENDED                                  AMOUNT        COMPANIES      COMPANIES         AMOUNT            TO NET
---------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $ 1,095,552               0        159,143          936,409              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            4,486               0          1,173            3,313              0.0%
   Annuities                                11,011               0              0           11,011              0.0%
   Accident and health insurance            17,074           6,729         11,184           12,619             53.3%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         32,571           6,729         12,357           26,943             25.0%
---------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $   856,149               0        277,168          578,981              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            7,115               0          1,568            5,547              0.0%
   Annuities                                12,643               0              0           12,643              0.0%
   Accident and health insurance            15,813           5,335          9,859           11,289             47.3%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         35,571           5,335         11,427           29,479             18.1%
---------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $ 1,591,244               0        484,546        1,106,698              0.0%
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                            8,866               0          2,450            6,416              0.0%
   Annuities                                12,791               0              0           12,791              0.0%
   Accident and health insurance            14,823           7,291         10,489           11,625             62.7%
---------------------------------------------------------------------------------------------------------------------
     Total premiums                         36,480           7,291         12,939           30,832             23.6%
                                       ------------------------------------------------------------------------------

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(6) REINSURANCE (CONTINUED)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:


                                                            ASSUMED                                 CEDED
---------------------------------------------------------------------------------------------------------------------
                                                      1999       1998        1997        1999       1998        1997
---------------------------------------------------------------------------------------------------------------------
Life insurance in force                     $           0          0            0       1,670     1,992        2,032
---------------------------------------------------------------------------------------------------------------------
Premiums:
   Life insurance                           $           0          0            0          50        10           44
   Accident and health insurance                     1,892     1,575        1,566         628       635          841
---------------------------------------------------------------------------------------------------------------------
   Total premiums                           $        1,892     1,575        1,566         678       645          885
                                            -------------------------------------------------------------------------



(7) INCOME TAXES

INCOME TAX EXPENSE
Total income tax expenses for the years ended December 31 are as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
   Current tax expense                                                $    1,913           3,126              1,573
   Deferred tax (benefit) expense                                         (1,922)           (312)             1,029
---------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations                 (9)          2,814              2,602
Income tax effect on equity:
     Attributable to unrealized gains and losses for the year             (1,202)            116                404
---------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                     $   (1,211)          2,930              3,006
                                                                      -----------------------------------------------


COMPONENTS OF INCOME TAX EXPENSE
Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:


                                                                           1999             1998              1997
---------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                     $       19            2,943             2,758
Other                                                                        (28)           (129)             (156)
---------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $       (9)           2,814             2,602
                                                                      -----------------------------------------------

                                                    Variable Life Prospectus  15

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(7) INCOME TAXES (CONTINUED)

COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1999 and 1998 are as follows:


                                                                                            1999              1998
---------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Future benefit reserves                                                             $      533              1,821
   Unrealized losses on investments                                                           700                  0
---------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                              1,233              1,821
---------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                               5,637              9,003
   Unrealized gains on investments                                                              0                502
   Other                                                                                    2,449              2,293
---------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                         8,086             11,798
---------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $    6,853              9,977
                                                                                       ------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid (recovered) by the Company were $3,149, ($1,998) and $0 in 1999, 1998 and 1997, respectively. The Company's liability for current taxes was $1,968 and $3,047 as of December 31, 1999 and 1998, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) RELATED PARTY TRANSACTIONS

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,496, $1,941, and $1,463 in 1999, 1998 and 1997, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1999 and 1998 was $630 and $356, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $35, $18, and $15 in 1999, 1998 and 1997, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1999 and 1998.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(9) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $60, $30, and $37 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $35, $18, and $59 in 1999, 1998 and 1997, respectively, toward planned contributions.


(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which is currently in the process of state adoption and expected to be effective January 1, 2001, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:


                                          STOCKHOLDER'S EQUITY                           NET INCOME
---------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $    38,136          32,866          5,351            6,891             4,292
Adjustments:
   Change in reserve basis                  (5,680)         (9,216)         3,536            2,147             2,424
   Deferred acquisition costs               22,751          33,387        (10,636)          (4,060)             (798)
   Deferred taxes                           (6,853)         (9,977)         1,922              312            (1,029)
   Nonadmitted assets                           39              75              0                0                 0
   Interest maintenance reserve                513             569            (56)             657               (19)
   Asset valuation reserve                     667             283              0                0                 0
   Liability for unauthorized reinsurers       261             239              0                0                 0
   Unrealized (losses) gains on investments (2,519)          1,202              0                0                 0
   Other                                         1              57            (54)            (350)              407
---------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
         financial statements          $    47,316          49,485             63            5,597             5,277
                                       ------------------------------------------------------------------------------

                                                    Variable Life Prospectus  17

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(IN THOUSANDS)

(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The Company is required to meet minimum capital and surplus requirements. At December 31, 1999 and 1998, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1999, 1998 and 1997.


REGULATORY RISK BASED CAPITAL
An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                                  RATIO OF TOTAL ADJUSTED CAPITAL TO
                                  AUTHORIZED CONTROL LEVEL RISK-BASED
      REGULATORY EVENT            CAPITAL (LESS THAN OR EQUAL TO)
      ----------------            -----------------------------------

    Company action level          2 (or 2.5 with negative trends)
   Regulatory action level                     1.5
  Authorized control level                      1
   Mandatory control level                     0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.


PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.


(11) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

(IN THOUSANDS)

(12) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:


                                                   AS OF DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------------
                                               FUTURE              OTHER       PREMIUM                BENEFITS,  NET CHANGE
                                  DEFERRED    BENEFITS,            POLICY      REVENUE                 CLAIMS        IN
                                   POLICY      LOSSES,           CLAIMS AND   AND OTHER      NET     LOSSES, AND   POLICY    OTHER
                                 ACQUISITION CLAIMS AND  UNEARNED BENEFITS    CONTRACT   INVESTMENT SETTLEMENT ACQUISITION OPERATING
                                   COSTS    LOSS EXPENSE PREMIUMS  PAYABLE  CONSIDERATIONS  INCOME    EXPENSES    COSTS (A) EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
1999:
Life insurance                      $  25      2,771       156      1,499       3,313        192         411         32        923
Annuities                          22,644      6,546         0        479      11,011        904         381     10,562      2,423
Accident and health insurance          82          0       496     24,012      12,619      1,643       8,849         42      6,173
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 22,751      9,317       652     25,990      26,943      2,739       9,641     10,636      9,519
------------------------------------------------------------------------------------------------------------------------------------
1998:
Life insurance                      $  57      1,827       246      3,424       5,547        303       2,160        165      1,518
Annuities                          33,206      7,716         0        827      12,643        243         351      3,899      6,047
Accident and health insurance         124          0       667     23,027      11,289      1,475       6,157        (4)      3,861
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 33,387      9,543       913     27,278      29,479      2,021       8,668      4,060     11,426
------------------------------------------------------------------------------------------------------------------------------------
1997:
Life insurance                     $  222      1,362       983      4,177       6,416        406       2,587         68      2,075
Annuities                          37,105        634         0        471      12,791          0         323        750      8,023
Accident and health insurance         120          0       607     26,109      11,625      1,220       7,996       (20)      2,869
------------------------------------------------------------------------------------------------------------------------------------
                                 $ 37,447      1,996     1,590     30,757      30,832      1,626      10,906        798     12,967
                                 ---------------------------------------------------------------------------------------------------

(a) See note 1 for aggregate gross amortization.

                                    PART C

                              OTHER INFORMATION



Item 24.  FInancial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Balance Sheets as of December 31, 1999 and 1998.
          3. Statements of Income for the years ended December 31, 1999, 1998 and 1997.
          4. Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
          5. Statements of Cash Flow for the years ended December 31, 1999, 1998 and 1997.
          6.  Notes to Financial Statements - December 31, 1999, 1998 and 1997.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and Liabilities as of December 31, 1999.
          3.  Statements of Operations for  the  year ended  December  31, 1999.
          4. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.
          5.  Notes to Financial Statements - December 31, 1999.


      b.  Exhibits

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
          2.  Not Applicable
          3.  a. Principal Underwriter Agreement(2)
              b. Selling Agreement
          4.  Individual Immediate Variable Annuity Contract(1)
         4a.  Joint Owners Endorsement(1)
         4b.  Period Certain and Partial Liquidation Endorsement(1)
          5.  Application for Individual Immediate Variable Annuity Contract(1)
          6.  (i)  Copy of Articles of Incorporation of the Company(1)
              (ii) Copy of the Bylaws of the Company(3)
          7.  Not Applicable
          8.  Form of Fund Participation Agreement(1)
          9.  Opinion and Consent of Counsel
         10.  Independent Auditors' Consent
         11.  Not Applicable
         12.  Not Applicable
         13.  Calculation of Performance Information
         14.  Company Organizational Chart
         27.  Not Applicable

 (1) Incorporated by reference to Registrant's initial Form N-4 filed electronically on January 2, 1997.
 (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 filed electronically on May 14, 1997.
 (3) Incorporated by reference to Registrant's Pre-Effective Amendment No. 2 to Form N-4 filed electronically on June 2, 1997.


Item 25.  Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-------------------------       --------------------------------
Edward J. Bonach                Chairman of the Board, President
1750 Hennepin Avenue            and Chief Financial Officer
Minneapolis, MN 55403

Michael T. Westermeyer          Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Avenue
New York, NY 10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY 10022

Jack F. Rockett                 Director
140 E. 95th Street, Ste. 6A
New York, NY 10129

Kevin Walker                    Treasurer
300 S. Hwy 169
Minneapolis, MN 55426

Stephen Blaske                  Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Margery G. Hughes               Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Christopher H. Pinkerton        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Mark A. Zesbaugh                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Charles Kavitsky                Director
300 S. Hwy 169
Minneapolis, MN 55426



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The Company organizational chart is includede herein.



Item  27.  Number of Contract Owners


As of April 25, 2000 there were no Contract Owners.


Item  28.  Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal  Underwriters

     a. USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:

Name & Principal                Positions and Offices
Business Address                with Underwriter
----------------------          ----------------------
Christopher H. Pinkerton        President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford              Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer          Vice President, Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke             Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles                Vice President and Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Lawrance C. Skibo               Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine Q. Farley             Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Brian A. Jeffs                  Regional Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN 55403


     c.  Not  Applicable


Item 30.  Location of Accounts and Records


Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.   Management  Services

Not  Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 17th day of April, 2000.


                                PREFERRED LIFE
                                VARIABLE ACCOUNT C
                                (Registrant)

                           By:  PREFERRED LIFE INSURANCE COMPANY
                                OF NEW YORK
                                (Depositor)

                           By:  /s/ MICHAEL T. WESTERMEYER
                                --------------------------


                                PREFERRED LIFE INSURANCE COMPANY
                                OF NEW YORK
                                (Depositor)

                           By:  /s/ MICHAEL T. WESTERMEYER
                                --------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature  and  Title
Edward J. Bonach*          Chairman of the Board
Edward J. Bonach           President and Chief Financial
                           Officer                         04/17/2000

Robert S. James*           Director                        04/17/2000
Robert S. James

Dennis J. Marion*          Director                        04/17/2000
Dennis J. Marion

Eugene T. Wilkinson*       Director                        04/17/2000
Eugene T. Wilkinson

Eugene Long*               Director                        04/17/2000
Eugene Long

Reinhard W. Obermueller*   Director                        04/17/2000
Reinhard W. Obermueller

Stephen R. Herbert*        Director                        04/17/2000
Stephen R. Herbert

Jack F. Rockett*           Director                        04/17/2000
Jack F. Rockett

________________________   Director                        04/17/2000
Margery G. Hughes

________________________   Director                        04/17/2000
Christopher H. Pinkerton

________________________   Director                        04/17/2000
Mark A. Zesbaugh

________________________   Director                        04/17/2000
Charles Kavitsky

________________________   Director                        04/17/2000
Kevin Walker


                               * By /S/ MICHAEL T. WESTERMEYER
                                    --------------------------
                                        Attorney-in-Fact
                                      Secretary and Director

                                    EXHIBITS

                                       TO

                      POST-EFFECTIVE AMENDMENT NO.    4

                                       TO

                          FORM N-4 (FILE NO. 333-19173)

                        PREFERRED LIFE VARIABLE ACCOUNT C

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK



                              INDEX TO EXHIBITS

EXHIBIT                                                             PAGE

EX-99.3.b  Selling Agreement

EX-99.B9   Opinion and Consent of Counsel

EX-99.B10  Independent Auditors' Consent

EX-99.B13  Calculation of Performance Information

EX-99.B14  Company Organizational Chart